Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Entity Registrant Name	Pointer Telocation Ltd
Entity Central Index Key	0000920532
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	5,555,558
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 3,685	$ 1,468
Restricted cash	108	123
Trade receivables (net of allowance for doubtful accounts of $ 874 and $ 1,383 at December 31, 2012 and 2011, respectively)	16,215	14,427
Other accounts receivable and prepaid expenses (Note 3)	2,069	1,946
Inventories (Note 4)	3,982	4,467
Total current assets	26,059	22,431
LONG-TERM ASSETS:
Long-term accounts receivable	582	805
Severance pay fund	9,034	7,474
Property and equipment, net (Note 5)	10,364	10,839
Investment and long term loans to affiliate (Note 6)	814	266
Other intangible assets, net (Note 7)	2,242	3,030
Goodwill (Note 8)	47,190	44,493
Total long-term assets	70,226	66,907
Total assets	96,285	89,338
CURRENT LIABILITIES:
Short-term bank credit and current maturities of long-term loans (Note 9)	11,129	13,208
Trade payables	11,248	9,821
Deferred revenues and customer advances	6,954	6,890
Other accounts payable and accrued expenses (Note 10)	7,251	7,440
Total current liabilities	36,582	37,359
LONG-TERM LIABILITIES:
Long-term loans from banks (Note 11)	9,339	7,715
Long-term loans from shareholders and others (Note 12)	925	943
Other long-term liabilities (Note 13)	3,765	2,895
Accrued severance pay	10,328	8,625
Total long-term liabilities	24,357	20,178
COMMITMENTS AND CONTINGENT LIABILITIES (Note 14)
Pointer Telocation Ltd's shareholders' equity:
Share capital (Note 15) - Ordinary shares of NIS 3 par value - Authorized: 8,000,000 shares at December 31, 2012 and 2011; Issued and outstanding: 5,555,558 and 4,860,024 shares at December 31, 2012 and 2011, respectively	3,871	3,353
Additional paid-in capital	120,290	119,147
Accumulated other comprehensive income	1,127	837
Accumulated deficit	(95,540)	(96,743)
Total Pointer Telocation Ltd's shareholders' equity	29,748	26,594
Non-controlling interest	5,598	5,207
Total equity	35,346	31,801
Total liabilities and equity	$ 96,285	$ 89,338

CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS
Trade receivables, allowance for doubtful accounts	$ 874		$ 1,383
Ordinary shares, par value per share		3		3
Ordinary shares, shares authorized	8,000,000	8,000,000	8,000,000	8,000,000
Ordinary shares, shares issued	5,555,558	5,555,558	4,860,024	4,860,024
Ordinary shares, shares outstanding	5,555,558	5,555,558	4,860,024	4,860,024

CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues (Note 19c):
Products	$ 30,402	$ 31,140	$ 25,415
Services	54,430	54,778	48,448
Total revenues	84,832	85,918	73,863
Cost of revenues:
Products	17,988	18,283	14,175
Services	38,573	37,249	31,264
Amortization and impairment of intangible assets (Note 1b)	181	1,498	978
Total cost of revenues	56,742	57,030	46,417
Gross profit (loss)	28,090	28,888	27,446
Operating expenses:
Research and development	2,716	3,082	2,532
Selling and marketing	9,067	8,932	7,441
General and administrative	9,232	11,450	9,062
Amortization of intangible assets	1,987	1,821	1,774
Impairment of goodwill and intangible asset		6,216
Total operating expenses	23,002	31,501	20,809
Operating income (loss)	5,088	(2,613)	6,637
Financial expenses, net (Note 20a)	(1,628)	(1,779)	(1,976)
Other expenses, net (Note 20b)	(5)	(77)	(21)
Income (loss) before taxes on income	3,455	(4,469)	4,640
Taxes on income (Note 17)	861	2,383	1,524
Income (loss) after taxes on income	2,594	(6,852)	3,116
Equity in losses (gains) of affiliate	(38)	1,634	1,158
Income from continuing operations	2,632	(8,486)	1,958
Loss from discontinued operations, net	995
Net income (loss)	1,637	(8,486)	1,958
Other comprehensive income (loss):
Currency translation adjustments of foreign operations	299	(2,605)	2,128
Realized losses on derivatives designated as cash flow hedges	224	(219)	29
Unrealized losses on derivatives designated as cash flow hedges	14	(162)	124
Total comprehensive income (loss)	2,174	(11,472)	4,239
Profit (loss) from continuing operations attributable to:
Equity holders of the parent	1,833	(8,527)	1,130
Net income attributable to Non controlling interest	799	41	828
Profit from continuing operations	2,632	(8,486)	1,958
Loss from discontinued operations attributable to:
Equity holders of the parent	630
Non-controlling interests	365
Profit from discontinued operations, net	995
Total comprehensive income (loss) attributable to:
Equity holders of the parent	1,493	(10,982)	2,881
Non-controlling interests	681	(490)	1,358
Total comprehensive income (loss)	$ 2,174	$ (11,472)	$ 4,239
Earnings (loss) per share attributable to Pointer Telocation Ltd's shareholders (Note 16):
Basic net earnings (loss) per share	$ 0.35	$ (1.78)	$ 0.24
Diluted net earnings (loss) per share	$ 0.35	$ (1.79)	$ 0.22

STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, except Share data	Total	Share capital [Member]	Additional paid-in capital [Member]	Accumulated Other comprehensive income [Member]	Accumulated deficit [Member]	Non-controlling Interest [Member]
Balance at Dec. 31, 2009	$ 41,479	$ 3,266	$ 118,348	$ 1,541	$ (89,346)	$ 7,670
Balance, shares at Dec. 31, 2009	4,752,931	4,752,931
Issuance of shares in respect of Stock-based compensation	57	14	43
Issuance of shares in respect of Stock-based compensation, shares		18,250
Stock-based compensation expenses	121		121
Dividend paid to non-controlling interest	(2,250)					(2,250)
Other comprehensive income	2,281			1,751		530
Net income attributable to Non controlling interest	828					(828)
Net income (loss) attributable to Pointer shareholders	1,130				1,130
Balance at Dec. 31, 2010	43,646	3,280	118,512	3,292	(88,216)	6,778
Balance, shares at Dec. 31, 2010	4,771,181	4,771,181
Issuance of shares in respect of Stock-based compensation	281	73	208
Issuance of shares in respect of Stock-based compensation, shares		88,843
Stock-based compensation expenses	515		515
Dividend paid to non-controlling interest	(1,595)					(1,595)
Exercise of options in subsidiary			(88)			88
Sale of subsidiary (Note 1j)	426					426
Other comprehensive income	(2,986)			(2,455)		(531)
Net income attributable to Non controlling interest	41					(41)
Net income (loss) attributable to Pointer shareholders	(8,527)				(8,527)
Balance at Dec. 31, 2011	31,801	3,353	119,147	837	(96,743)	5,207
Balance, shares at Dec. 31, 2011	4,860,024	4,860,024
Issuance of shares, net	1,942	517	1,425
Issuance of shares, net, shares		694,034
Issuance of shares in respect of Stock-based compensation	5	1	4
Issuance of shares in respect of Stock-based compensation, shares		1,500
Purchase of subsidiary	133					133
Stock-based compensation expenses	265		265
Dividend paid to non-controlling interest	(1,215)					(1,215)
Exercise of options in subsidiary			(323)			323
Sale of subsidiary (Note 1j)	374					241
Purchase of non controlling interest			(228)			228
Other comprehensive income	537			290		247
Net income attributable to Non controlling interest	799					(434)
Net income (loss) attributable to Pointer shareholders	1,833				1,203
Balance at Dec. 31, 2012	$ 35,346	$ 3,871	$ 120,290	$ 1,127	$ (95,540)	$ 5,598
Balance, shares at Dec. 31, 2012	5,555,558	5,555,558

STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accumulated other comprehensive income
Accumulated unrealized gain on derivative instruments	$ 24	$ (213)
Accumulated foreign currency translation differences	1,103	1,050
Accumulated other comprehensive income	$ 1,127	$ 837

CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS	Dec. 31, 2010 USD ($)
Cash flows from operating activities:
Net income (loss)	$ 2,632	$ (8,486)		$ 1,958
Adjustments required to reconcile net income (loss) to net cash provided by operating activities:
Depreciation, amortization and impairment	5,546	12,710		5,568
Accrued interest and exchange rate changes of debenture and long-term loans	118	135		178
Accrued severance pay, net	91	487		(364)
Gain from sale of property and equipment, net	(271)	(95)		(93)
Equity in losses (gains) of affiliate	(38)	1,634		1,158
Amortization of stock-based compensation	265	515		121
Impairment loss of loan to minority shareholder in subsidiary (Note 1j)		489	1,750
Decrease (increase) in restricted cash	15	10		(133)
Increase in trade receivables, net	(1,572)	(1,462)		(1,618)
Decrease (increase) in other accounts receivable and prepaid expenses	46	373		(436)
Decrease (increase) in inventories	395	(1,035)		(1,964)
Write-off of inventories	337	304		185
Deferred income taxes	847	170		1,322
Decrease (increase) in long-term accounts receivable	234	(177)		(212)
Increase in trade payables	965	452		981
Increase (decrease) in other accounts payable and accrued expenses	(274)	2,457		(127)
Net cash provided by operating activities	8,341	8,481		6,524
Cash flows from investing activities:
Purchase of property and equipment	(4,033)	(4,445)		(4,481)
Proceeds from sale of property and equipment	1,733	1,050		641
Investment and loans/Repayments in affiliate	(669)	(1,740)		(1,490)
Acquisition of subsidiary (a)	(251)
Purchase of business activity (b)	(3,125)
Proceeds from sale of investments in previously consolidated subsidiaries (c)		39
Net cash used in investing activities	(6,345)	(5,096)		(5,330)
Cash flows from financing activities:
Receipt of long-term loans from banks	11,670	8,384		5,090
Repayment of long-term loans from banks	(12,253)	(8,937)		(7,016)
Repayment of long-term loans from others		(1,071)		(1,122)
Dividend paid to non-controlling interest	(1,215)	(1,594)		(2,250)
Proceeds from issuance of shares and exercise of warrants, net of issuance costs of $70	1,945	281		57
Short-term bank credit, net	(345)	(1,002)		2,656
Net cash used in financing activities	(198)	(3,939)		(2,585)
Effect of exchange rate on cash and cash equivalents	419	(211)		415
Increase (decrease) in cash and cash equivalents	2,217	(765)		(976)
Cash and cash equivalents at the beginning of the year	1,468	2,233		3,209
Cash and cash equivalents at the end of the year	3,685	1,468		2,233
Fair value of assets acquired and liabilities assumed at date of acquisition:
Property and equipment	22
Technology	58
Goodwill	304
Non controlling Interest	(133)
Cost of subsidiary	251
(b) Purchase of business activity:
Working capital	27
Property and equipment	112
Customer list	1,364
Goodwill	1,669
Accrued severance pay, net	(23)
Employee accruals	(24)
Purchase of activity	3,125
The subsidiaries' assets and liabilities at date of sale:
Working capital (excluding cash and cash equivalents)	11	32
Non-controlling interests	237	426
Loss from sale of subsidiaries	(248)	(110)	(393)
Receivables for sale of investments in subsidiaries		(309)
Proceeds from sale of subsidiaries		39
(c) Non-cash investing activity:
Purchase of property and equipment	90	309		45
Purchase of property and equipment at finance lease	17	28		43
Cash paid during the year for:
Interest	1,528	1,456		1,462
Income taxes	$ 52	$ 38		$ 21

CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF CASH FLOWS [Abstract]
Issuance of shares and exercise of warrants, issuance costs	$ 70	$ 70	$ 70

GENERAL	12 Months Ended
Dec. 31, 2012
GENERAL
NOTE 1:-	GENERAL

a.
Pointer Telocation Ltd. ("the Company") was incorporated in Israel and commenced operations in July 1991. The Company conducts its operations through two main segments. Through its Cellocator segment, the Company designs, develops and produces leading mobile resource management products, including asset tracking, fleet management, and security products, for sale to third party operators providing mobile resource management services and to our Pointer segment. Through its Pointer segment, the Company acts as an operator by bundling its products together with a range of services, including stolen vehicle retrieval services and fleet management services, and also provides road-side assistance services in Israel for sale to insurance companies, fleets and individual customers.

The Company provides services, for the most part, in Israel, Argentina Mexico and Brazil, through its local subsidiaries and affiliates. Independent operators provide similar services in Latin America, Europe and other countries utilizing the Company's technology and operational know-how. The Company's shares are traded on the NASDAQ Capital Market. On January 17, 2012, the Company announced that its Board of Directors has resolved to act to delist the Company's ordinary shares from trading on the Tel Aviv Stock Exchange effective as of April 17, 2012.

b.
In 2011, the changes in the economic conditions and forecasted results of the Company's Cellocator segment led the Company to test the implied value of the Cellocator segment's goodwill in accordance with ASC 350 "Intangibles - Goodwill and Others". As a result of the impairment test, the Company determined that the implied value attributable to Cellocator goodwill and development technology intangible assets should be lower by $ 6,216 and $ 520, respectively. These amounts were recorded in the 2011 Consolidated Statement of Operation under the captions "Impairment of goodwill and intangible asset" and "Amortization and impairment of intangible assets", respectively. See also notes 2g and 2i.

c.
The Company holds 54.48% of the share capital of Shagrir Systems Ltd. ("Shagrir"). Shagrir is engaged in the field of road side assistance, towing services and stolen vehicle recovery in Israel. (See note 2q)

d.
In June 2008, Shagrir incorporated a Romanian company, S.C. Pointer S.R.L. ("Pointer Romania"), to provide road-side assistance and towing services in Romania. Shagrir holds 50% of the share capital of Pointer Romania. On January 1, 2012, Shagrir signed an agreement with the Romanian shareholder, pursuant to which he transferred to Shagrir 15% of the issued share capital of the Romanian subsidiary with no consideration. As a result, Shagrir holds 65% of the share capital of Pointer Romania. The changes in the non controlling interest presented as additional paid in capital.

e.
The Company holds 88% of the share capital of Pointer Localization Y Asistencia SA's (formerly: Tracsat S.A.) ("Pointer Argentina"). Pointer Argentina is the operator of the Company's systems and products that provide stolen vehicle recovery services in Buenos Aires, Argentina.

f.
The Company holds 74% of the share capital of Pointer Recuperation de Mexico S.A. de C.V. ("Pointer Mexico"), the remaining 26% of the share capital being held by local Mexican partners. Pointer Mexico provides location, tracking and stolen vehicle recovery services to its customers in Mexico as well as distributing the Company's products.

g.
In August 2008 the Company incorporated a company in Brazil by the name of Pointer do Brazil S.A. ("Pointer Brazil"). As of December 31, 2011, the Company holds 48% of the share capital in Pointer Brazil, with an option to acquire an additional 4%. The option will expire in August 2013. Pointer Brazil provides location, tracking and recovery of stolen vehicles services to its customers in Brazil.

h.	In October 2008, the Company established a wholly-owned subsidiary in the United States, Pointer Telocation Inc. Currently, the subsidiary has no significant revenues.

i.	On May 15, 2009, the Company's subsidiary Shagrir acquired ownership of 51% of the ordinary shares of Car2go Ltd., which is engaged in car sharing and motor vehicle rental.

On February 28, 2012, Shagrir signed an agreement with the non-controlling shareholder of Car2go, pursuant to which Shagrir invested NIS 3,000 in cash or in services in consideration for 3,087 of Car2go's Ordinary shares. Following the issuance, Shagrir holds 58.46% of Car2go. However, the terms of the agreement provide that if there is no additional investment in Car2go by a third party within two years from signing, Shagrir's holding may be retroactively increased to 62.3%. The transaction was accounted as an equity transaction.

j.
On June 28, 2010, Shagrir, together with an Israel partner (hereinafter the "minority shareholder") entered into an agreement for the establishment of an Israeli company named Rider from the Shagrir Group Ltd. ("Rider") for providing outsourcing services to insurance companies and others. The minority shareholder holds 33% and serves as Rider's CEO.

In the reported period, Shagrir recorded as part of its general and administrative expenses an impairment loss of the loan granted by Rider to the minority shareholder in the amount of NIS 1.75 million ($ 489), due to the fact that Rider will not meet the milestones pursuant to the agreement.

During 2011, Shagrir signed an agreement to sell its entire holdings in Rider to Native Nehoray Ltd. ("Nehoray") at par value. In addition, Shagrir sold to Nehoray the rights to receive payments from a loan that Shagrir had provided to Rider in the amount of NIS 4,779 thousands including interest and linkage to the Israeli CPI for NIS 1,293 thousands. As a result of the agreement, the Company recorded a capital loss in the amount of NIS 393 thousands ($ 110).

k.	Discontinued operations:

In November 2011, Shagrir, together with T.M.C Transportation Ltd. ("TMC"), signed an agreement for the establishment of a limited partnership, TMC Systems, LP ("the partnership"). Shagrir hold 51% of the partnership's capital. The activities of TMC transferred to the partnership. The partnership commenced its activity on January 1, 2012.
The partnership engages in solutions for the management, control and collection of travel fares from taxis and transportation service fleets.
Shagrir granted a shareholders' loan to the partnership in an amount of NIS 2.5 million. This loan carries an annual interest rate of prime plus 4%.

During the period the partnership recorded Impairment of goodwill and intangible assets related to this operation in the amount of $348.

On August 1, 2012, Shagrir signed an agreement to sell the partnership entire share capital to Gastech mobile communication solution LTD ("Gastecg") for its par value. In addition, Shagrir sold the rights to receive payments from a loan which Shagrir had provided to the partnership in the amount of NIS 2.5 million including interest and linkage to the Israeli CPI for NIS 1. As a result the partnership's results presented as loss from discontinued operations on consolidated statement of income and comprehensive income.

Below are the results of operations of TMC that presented net as a discontinued operation:

Period ended August 1, 2012

Revenues	3
Cost of revenues	143

Gross loss	(140)
Operating expenses:
Sales and marketing	60
General and administrative	181
Impairment of goodwill and intangible asset	348

Operating income (loss)	(729)

Financial expense, net	18
Tax benefit	-

Net income (loss)	(747)
(*)	As a result of the partnership's sale a loss was recorded in the amount of $ 248, and consider to be a loss on discontinued operation.
**)	Cash flow from discontinued operation was immaterial and as such no discontinued operation presented on the cash flow statement.

l.
On November 11, 2011, Shagrir, entered into an agreement to acquire the activities of K.S Operation Centers Ltd. ("K.S") in consideration for an aggregate amount of NIS 12 million, to be paid in two installments. The first installment was paid in January 2012, and the second will be payable in January 2013. Consummation of the transaction is contingent on meeting certain administrative conditions and obtaining the Anti-trust Commissioner's approval. Shagrir closed the transaction in January 2012.

K.S is engaged in the operation of car repair garages, providing bodywork and paint services, as well as engaging in the sale of spare parts for motor vehicles.

The acquisition-date fair value of the consideration transferred totaled to $ 3,125 in cash.
The acquisition was accounted for under the purchase method of accounting as determined by ASC Topic 805, "Business Combinations". Accordingly, the preliminary purchase price was allocated to the assets acquired and liabilities assumed based on their fair values at the date of acquisition.

The following table summarizes the fair values of the assets acquired and liabilities assumed at the acquisition date based on PPA:

Working capital	$27
Property and equipment	112
Customer list	1,364
Goodwill	1,669
Accrued severance pay, net	(23)
Employees accruals	(24)
$3,125

The customer list is subject to an estimated useful life of 8 years, and amortized based on the accelerated method.

m.	In May 2012, the Company established a wholly-owned subsidiary in India, Pointer Telocation India Private Limited. Currently, the subsidiary has no significant revenues.

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("US GAAP").

a.	Use of estimates:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The most significant assumptions are employed in estimates used in determining values of intangible assets, tax assets and tax liabilities, warranty costs and stock-based compensation costs. Actual results could differ from those estimates.

b.	Financial statements in U.S. dollars:

The majority of the Company's revenues is generated in or linked to U.S. dollars ("dollar"). In addition, a substantial portion of the Company's costs is incurred in dollars. The Company's management believes that the dollar is the currency of the primary economic environment in which the Company operates. Thus, the functional and reporting currency of the Company is the dollar.

For those subsidiaries whose functional currency has been determined to be their local currency (For Pointer Argentina- the Argentinean peso; for Pointer Mexico- the Mexican peso; for Shagrir, Car2Go and Rider - the new Israeli shekel ("NIS"); for Pointer Inc. - the dollar; for Pointer Romania- the Euro; for Pointer do Brazil S.A.- the Brazilian Real), assets and liabilities are translated at year-end exchange rates and statement of operations items are translated at average exchange rates prevailing during the year. Such translation adjustments are recorded as a separate component, other comprehensive income (loss), in shareholders' equity (deficiency).

Transactions and balances of the Company and certain subsidiaries, which are denominated in other currencies, have been remeasured into dollars in accordance with principles set forth in ASC 830, "Foreign Currency Matters". All exchange gains and losses from the remeasurements mentioned above, are reflected in the statement of operations as financial expenses or income, as appropriate.

c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiaries.

Intercompany transactions and balances including profits from intercompany sales not yet realized outside the Company have been eliminated upon consolidation.
Changes in the parent's ownership interest in a subsidiary with no change of control are treated as equity transactions, rather than step acquisitions or dilution gains or losses. Losses of partially owned consolidated subsidiaries shall be continued to be allocated to the non-controlling interests even when their investment was already reduced to zero.

The Company applies ASC 810-10, "Consolidation", which provides a framework for identifying Variable Interest Entities ("VIEs") and determining when a company should include the assets, liabilities, non-controlling interests and results of activities of a VIE in its consolidated financial statements. According to ASC 810-10, the Company shall consolidate a VIE when it has both (1) the power to direct the economically significant activities of the entity and (2) the obligation to absorb losses of, or the right to receive benefits from, the entity that could potentially be significant to the variable interest entity. The determination as to whether the Company should consolidate a VIE is evaluated continuously as changes to existing relationships or future transactions occur.

The Company's assessment of whether an entity is a VIE and the determination of the primary beneficiary is a matter of judgment and involves the use of significant estimates and assumptions. Such assessment involves estimation of whether an entity can finance its current activities until it reaches profitability, without additional subordinated financial support.

Pointer Romania is considered to be a VIE. As Shagrir has both the power to direct the economically significant activities of Pointer Romania, and the obligation to absorb losses and the right to receive benefits that could potentially be significant to Pointer Romania, Shagrir is considered to be the primary beneficiary. Pointer Romania is consolidated in the Company's financial statements.

Pointer Brazil is considered to be a VIE. The Company does not consider to be the primary beneficiary as the Company does not have the power to control the decisions that most affect the VIE operations.

d.	Cash equivalents:

Cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less at the date acquired.

e.	Inventories:

Inventories are stated at the lower of cost or market value. Cost is determined using the "moving average" cost method. Inventory consists of raw materials, work in process and finished products. Inventory write-offs are provided to cover risks arising from slow-moving items, technological obsolescence, excess inventories, and for market prices lower than cost. In 2012, 2011 and 2010, the Company and its subsidiaries wrote off approximately $ 337, $ 304 and $ 185, respectively. The write-offs are included in cost of revenues.

f.	Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Installed products	20-33
Computers and electronic equipment	10 - 33 (mainly 33)
Office furniture and equipment	6 - 15
Motor vehicles	15 - 20 (mainly 20)
Network installation	10 - 33
Buildings	6.67
Leasehold improvements	Over the term of the lease including the option term

g.	Goodwill:

Goodwill reflects the excess of the purchase price of the acquired activities over the fair value of net assets acquired. Pursuant to ASC 350, "Intangibles - Goodwill and Other", goodwill is not amortized but rather tested for impairment at least annually, at the reporting unit level.

The Company identified several reporting units based on the guidance of ASC 350.

ASC 350 prescribes a two-phase process for impairment testing of goodwill. The first phase screens for impairment, while the second phase (if necessary) measures impairment.

Goodwill impairment is deemed to exist if the net book value of a reporting unit exceeds its estimated fair value. In such case, the second phase is then performed, and the Company measures impairment by comparing the carrying amount of the reporting unit's goodwill to the implied fair value of that goodwill. An impairment loss is recognized in an amount equal to the excess.

In September 2011, the FASB amended the guidance on the annual testing of goodwill for impairment. The amended guidance will allow companies to assess qualitative factors to determine if it is more likely than not that goodwill might be impaired and whether it is necessary to perform the two-step goodwill impairment test required under current accounting standards. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, with early adoption permitted. The Company did not apply the qualitative option.

The Company performed its annual impairment test as of December 31, 2011 and recorded goodwill impairment in the total amount of $ 6,216 in connection with the Cellocator reporting unit. The material assumptions used for the income approach for 2011 were 5 years of projected net cash flows, a discount rate of 17% and a long-term growth rate of 3%. (See also Note 2t regarding fair value measurement).

No impairment losses were identified in the years 2012 and 2010 for the continuing operations, as for the discontinued operations see note 1k.

h.	Identifiable intangible assets:

Intangible assets consist of the following: a brand name, customers related intangibles, developed technology and acquired patents. Intangible assets are amortized over their useful life using a method of amortization that reflects the pattern in which the economic benefits of the intangible assets are consumed or otherwise used up. Intangible assets are stated at amortized cost.

The brand names are amortized over a two to nine years period.
The customers related intangibles are amortized over a five- to nine-year period.
The developed technology is amortized over a five-year period.
Patents are amortized over an eight-year period.

i.	Impairment of long-lived assets:

The Company's long lived assets are reviewed for impairment in accordance with ASC 360-10-35, "Property, Plant, and Equipment- Subsequent Measurement" whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell. In 2011, the Company amortized $520 of the development technology intangible assets acquired from Cellocator Ltd. in September 2007 from a carrying amount of $ 701 to a fair value of $ 181. The circumstances leading to the impairment are attributed to the obsolescence of older Cellocator technology. The impairment was recorded under the caption of "cost of revenues" in the consolidated statement of operations. Assumptions in the fair value assessment included: the impact of changes in economic conditions and the revenue forecast for the Cellocator segment. See also Note 2t regarding fair value measurement.

No impairment losses were identified in 2012 and 2010 for the continuing operations, as for the discontinued operations see note 1k.

j.	Provision for warranty:

The Company and its subsidiaries generally grant a one-year to three-year warranty for their products. The Company and its subsidiaries estimate the costs that may be incurred under its basic limited warranty and records a liability in the amount of such costs at the time which product revenue is recognized. Factors that affect the warranty liability include the number of installed units, historical and anticipated rates of warranty claims and cost per claim. The Company and its subsidiaries periodically assess the adequacy of its recorded warranty liabilities and adjust the amounts as necessary. Changes in the Company's and its subsidiaries' product liabilities (which are included in other accounts payable and accrued expenses and other long term liabilities' captions in the Balance Sheet) during 2012 and 2011 are as follows:

	Year ended December 31,
	2012	2011

Balance, beginning of the year	$690	$604
Warranties issued during the year	521	548
Settlements made during the year	(387)	(278)
Expirations	(174)	(150)
Foreign currency translation adjustment	11	(34)

Balance end of year	$661	$690

k.	Revenue recognition:

The Company and its subsidiaries generate revenues from the provision of services, subscriber fees and sales of systems and products, mainly in respect of road-side assistance services, automobile repair and towing services, stolen vehicle recovery, fleet management and other value added services. To a lesser extent, revenues are also derived from technical support services. The Company and its subsidiaries sell the systems primarily through their direct sales force and indirectly through resellers. Sales consummated by the Company's sales forces and sales to resellers are considered sales to end-users.

Revenues from the sale of systems and products are recognized in accordance with Staff Accounting Bulletin ("SAB") No. 104, "Revenue Recognition" ("SAB No. 104"), when delivery has occurred, persuasive evidence of an agreement exists, the vendor's fee is fixed or determinable, no further obligation exists and collectability is reasonably assured.

Service revenues including subscriber fees are recognized as services are performed, over the term of the agreement.

Deferred revenue includes amounts received under maintenance and support contracts, and amounts received from customers but not yet recognized as revenues.

In accordance with ASC 605-25, "Multiple-Element Arrangements", revenue from certain arrangements may include multiple elements within a single contract. The Company's accounting policy complies with the requirements set forth in ASC 605-25, relating to the separation of multiple deliverables into individual accounting units with determinable fair values. The Company considers the sale of products and subscriber fees to be separate units of accounting.

When a sales arrangement contains multiple elements, such as hardware and services, the Company allocates revenue to each element based on a selling price hierarchy. The selling price for each deliverable is based on its vendor specific objective evidence ("VSOE"), if available, third party evidence ("TPE") if VSOE is not available, or estimated selling price ("ESP") if neither VSOE nor TPE is available.

The company uses ESP to allocate the elements.

Revenues from stolen vehicle recovery services are recognized upon success, when the related stolen vehicle is recovered, and such recovery is approved by the customer or ratably over the term of the agreement.

Revenues generated from technical support services, installation and de-installation are recognized when such services are rendered.

Generally, the Company does not grant rights of return. The Company follows ASC 605-15-25 "sales of product when right of return exists". Based on the Company's experience, no provision for returns was recorded.

l.	Research and development costs:

Research and development costs are charged to expenses as incurred.

m.	Advertising expenses:

Advertising expenses are charged to the statement of operations as incurred. Advertising expenses for the years ended December 31, 2012, 2011 and 2010 were $ 1,071, $ 992 and $ 813, respectively.

n.	Income taxes:

The Company accounts for income taxes and uncertain tax positions in accordance with ASC 740, "Income Taxes". This guidance prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to amounts that are more likely than not to be realized.

The Company established reserves for uncertain tax positions based on the evaluation of whether or not the Company's uncertain tax position is "more likely than not" to be sustained upon examination. As of December 31, 2012, the Company did not have any liability for uncertain tax positions. The Company's policy is to recognize, if any, tax related interest as interest expenses and penalties as general and administrative expenses. For the year ended December 31, 2012, the Company did not have any interest and penalties associated with tax positions.

o.	Basic and diluted net earnings (loss) per share:

Basic and diluted net earnings (loss) per share are computed based on the weighted average number of ordinary shares outstanding during the year. Diluted net earnings (loss) per share further include the dilutive effect of stock options outstanding during the year, in accordance with ASC 260, "Earnings Per Share". Part of the Company's outstanding stock options and warrants has been excluded from the calculation of the diluted earnings (loss) per share because such securities are anti-dilutive. The total weighted average number of pointer shares related to the outstanding options and warrants excluded from the calculations of diluted earnings (loss) per share was 0, 41,375 and 0 and for the years ended December 31, 2012, 2011 and 2010, respectively.

p.	Accounting for stock-based compensation:

The Company applies ASC 718, "Compensation - Stock Compensation". In accordance with ASC 718, all grants of employee equity based stock options are recognized in the financial statements based on their grant date fair values. The fair value of graded vesting options, as measured at the date of grant, is charged to expenses, based on the accelerated attribution method over the requisite service period of each of the awards, net of estimated forfeitures.

As required by ASC 718, forfeitures are estimated at the time of grant, based on actual historical pre-vesting forfeitures, and revised, if necessary, in subsequent periods if actual forfeitures differ from initial estimates.

During the years ended December 31, 2012, 2011 and 2010, the Company recognized stock-based compensation expenses related to employee stock options in the amounts of $ 265, $ 515 and $ 121, respectively.

According to ASC 718, a change in any of the terms or conditions of the Company's stock options is accounted for as a modification. Therefore, if the terms of an award are modified, the Company calculates incremental compensation costs as the excess of the fair value of the modified option over the fair value of the original option immediately before its terms are modified, measured based on the share price and other pertinent factors existing at the modification date. For vested options, the Company recognizes any incremental compensation cost immediately in the period the modification occurs, whereas for unvested options, the Company recognizes, over the new requisite service period, any incremental compensation cost due to the modification and any remaining unrecognized compensation cost for the original award over its term.

q.	Data related to options to purchase the Company shares:

1.
The fair value of the Company's stock options granted to employees and directors for the years ended December 31, 2012, 2011 and 2010 was estimated using the Black-Scholes-Merton option-pricing model, with the following weighted average assumptions:

	Year ended December 31,
	2012	2011	2010

Risk free interest rate	-	2%	1.13%
Dividend yield	-	0%	0%
Expected volatility	-	75%	76%
Expected term (in years)	-	5	5
Forfeiture rate	-	2%	6%

The Black-Scholes-Merton option-pricing model requires a number of assumptions, of which the most significant are expected stock price volatility and the expected option term. Expected volatility was calculated based upon actual historical stock price movements. The expected option term represents the period that the Company's stock options are expected to be outstanding and was determined for plain vanilla options, based on the simplified method permitted by SAB 107 and extended by SAB 110 as the average of the vesting period and the contractual term.

The Company adopted SAB 110 and continue to apply the simplified method until enough historical experience is available to provide a reasonable estimate of the expected term for stock option grants. In a few limited cases the Company did not use the simplified method in measuring the fair value of modified awards, either when the options were deeply out of the money immediately before the modification or when the Company accelerated the vesting and extended the exercise period after an employee's resignation. Since in both instances the entire remaining contractual term of the options was relatively short, we assumed that the expected life to be the entire remaining contractual term.

The risk-free interest rate is based on the yield from U.S. Treasury zero-coupon bonds with an equivalent term to the expected term of the options.

The Company has historically not paid dividends and has no foreseeable plans to pay dividends and therefore uses an expected dividend yield of zero in the option pricing model. The Company is required to estimate forfeitures at the time of grant and revise those estimates in subsequent periods if actual forfeitures differ from those estimates. The Company uses historical data to estimate pre-vesting option forfeitures and record share-based compensation expense only for those awards that are expected to vest.

2.	Data related to options to purchase Shagrir shares:

In July, 2011, 903 options granted under Shagrir's employee share option plan were exercised to purchase ordinary shares of Shagrir. As a result, our holdings in Shagrir were diluted and as of December 31, 2011 the Company held approximately 55.99% of the issued and outstanding share capital of Shagrir.

In January 2012, 2,480 options were exercised, thereby diluting the Company's holding to approximately 54.48% of the issued and outstanding share capital of Shagrir. There currently remain no exercisable options to purchase ordinary shares of Shagrir. The capital contribution from shareholders in the amount of $(323) presented in the Additional paid in capital.

r.	Severance pay:

The liability of the Company and its subsidiaries in Israel for severance pay is calculated pursuant to Israel's Severance Pay Law based on the most recent salary of the employees multiplied by the number of years of employment as of balance sheet date and are presented on an undiscounted basis (the "Shut Down Method"). Employees are entitled to one month's salary for each year of employment, or a portion thereof. The liability for the Company and its subsidiaries in Israel is fully provided by monthly deposits with insurance policies and by accrual. The value of these policies is recorded as an asset in the Company's balance sheet.

The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israel's Severance Pay Law or labor agreements. The value of the deposited funds is based on the cash surrendered value of these policies, and includes profits or losses accumulated to balance sheet date.

Severance pay expenses for the years ended December 31, 2012, 2011 and 2010 were $ 952, $ 1,297 and $ 352, respectively.

s.	Concentrations of credit risk:

Financial instruments that potentially subject the Company and its subsidiaries to concentrations of credit risk consist principally of cash and cash equivalents, trade receivables, and derivatives.

The Company's cash and cash equivalents are invested primarily in deposits with major banks worldwide, mainly in the U.S. and Israel. However, deposits in the U.S. may be in excess of insured limits and are not insured in other jurisdictions. Generally, these deposits may be redeemed upon demand and, therefore, bear low risk. Management believes that the financial institutions that hold the Company's investments have a high credit rating.

The Company's trade receivables include amounts billed to clients located mainly in Israel and South America and Europe. Management periodically evaluates the collectability of its trade receivables to reflect the amounts estimated to be collectible. An allowance is determined in respect of specific debts whose collection, in management's opinion, is doubtful. In 2012, 2011 and 2010, the Company recorded expenses in respect of such debts in the amount of $ 209, $ 206 and $ 156, respectively. As for major customers, see Note 19d.

The Company entered into foreign exchange forward contracts ("derivative instruments") intended to protect against the revaluation in value of forecasted non-dollar currency cash flows. These derivative instruments are designed to effectively hedge the Company's non-dollar currency exposure (see Note 2u below).

t.	Fair value measurements:

The following methods and assumptions were used by the Company and its subsidiaries in estimating fair value disclosures for financial instruments:

The carrying amounts reported in the balance sheet for cash and cash equivalents, trade receivables, other accounts receivable, short-term bank credit, trade payables and other accounts payable approximate their fair values due to the short-term maturities of such instruments.

Amounts recorded for long-term loans approximate fair values. The fair value was estimated using discounted cash flow analysis, based on the Company's incremental borrowing rates for similar type of borrowing arrangements.

The Company accounts for certain assets and liabilities at fair value under ASC 820, "Fair Value Measurements and Disclosures". Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. As a basis for considering such assumptions, ASC 820 establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 -	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets;

Level 2 -	Significant other observable inputs based on market data obtained from sources independent of the reporting entity;

Level 3 -	Unobservable inputs which are supported by little or no market activity (for example cash flow modeling inputs based on assumptions).

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The Company categorized each of its fair value measurements in one of these three levels of hierarchy.

Assets and liabilities measured at fair value on a recurring basis are comprised of foreign currency forward contracts with a fair value of $ 24 and $ (213) as of December 31, 2012 and 2011, respectively, and are classified as level 2.

The Company also measures certain financial assets, including equity method investments, at fair value on a nonrecurring basis. These assets are adjusted to fair value when they are deemed to be other-than-temporarily impaired. During 2012, and 2011 no other-than-temporary impairments were identified in relation to equity method investments.

Assets and Liabilities that are measured at Fair Value on a Nonrecurring Basis subsequent to their initial recognition:

During 2011, such measurements of fair value related solely to an impairment loss of goodwill reducing its carrying amount from $ 8,750 to a fair value of $ 2,534 and impairment loss of development technology intangible assets, reducing its carrying amount from $ 701 to a fair value of $ 181. The Company used an income approach for measuring the fair value of the goodwill. See Note 2g and 2i for significant assumptions. As the fair value was measured using significant unobservable assumptions, the goodwill was classified as level 3 in ASC 820 fair value hierarchy.

u.	Derivatives and hedging activities:

ASC 815, "Derivatives and Hedging" requires the Company to recognize all of its derivative instruments as either assets or liabilities on the balance sheet at fair value. The accounting for changes in the fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, a company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge or a hedge of a net investment in a foreign operation.

For derivative instruments that are designated and qualify as a cash flow hedge (i.e., hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of accumulated other comprehensive income and reclassified into earnings in the line item associated with the hedged transaction in the period or periods during which the hedged transaction affects earnings. The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item, if any, is recognized immediately in financial income/expense in the statement of operations.

The Company entered into derivative instrument arrangements (forward contracts) to hedge a portion of anticipated new Israeli shekel ("NIS") payroll payments. As of December 31, 2011 the Company had forward exchange contracts for the acquisition of approximately NIS 13,951 thousand in consideration for $ 3,860 that matured during 2012. These derivative instruments are designated as cash flows hedges, as defined by ASC 815, as amended, and are all highly effective as hedges of these expenses when the salary is recorded. The effective portion of the derivative instruments is included in payroll expenses in the statements of income. The company excludes forward to spot differences from the OCI and recognizes such gains or losses in financial expenses. During 2012, there were no gains or losses recognized in earnings for hedge ineffectiveness.
As of December 31, 2012 the Company had forward exchange contracts for the acquisition of approximately NIS 1,768 thousand in consideration for $ 450 that will mature during 2013.

At December 31, 2012, the Company expects to reclassify $ 24 of net earnings on derivative instruments from accumulated other comprehensive income to earnings during the next twelve months.

v.	Equity affiliates
The Company recognizes investment in equity affiliates under ASC 323, "Investments - Equity Method and Joint Ventures". The Company recognizes its proportionate share of the income of equity affiliates. Losses of equity affiliates are recognized to the extent of our investment, advances, financial guarantees and other commitments to provide financial support to the investee. Any losses in excess of this amount are deferred and reduce the amount of future earnings of the equity investee recognized by the Company. As of December 31, 2012, there were no deferred losses related to equity investees.

w.	Discontinued operations:

Under ASC 205, "Presentation of Financial Statements - Discontinued Operation" when a component of an entity, as defined in ASC 205, has been disposed of or is classified as held for sale, the results of its operations, including the gain or loss on its disposal are classified as discontinued operations and the assets and liabilities of such component are classified as assets and liabilities attributed to discontinued operations; that is, provided that the operations, assets and liabilities and cash flows of the component have been eliminated from the Company's consolidated operations and the Company will no longer have any significant continuing involvement in the operations of the component.

x.	Recently issued Accounting Standards in 2012:

In June 2011, the Financial Accounting Standards Board ("FASB") issued guidance on the presentation of comprehensive income, which amended existing guidance by allowing only two options for presenting the components of net income and other comprehensive income: (1) in a single continuous financial statement, statement of comprehensive income or (2) in two separate but consecutive financial statements, consisting of an income statement followed by a separate statement of other comprehensive income. The guidance requires retrospective application, and it is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, with early adoption permitted. The Company adopted the new standard from January 1, 2012 and presents single continuous financial statement, statement of comprehensive income.

In September 2011, the FASB amended the guidance on the annual testing of goodwill for impairment. The amended guidance will allow companies to assess qualitative factors to determine if it is more likely than not that goodwill might be impaired and whether it is necessary to perform the two-step goodwill impairment test required under current accounting standards. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, with early adoption permitted. The Company did not apply this guidance in 2012.

OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2012
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
NOTE 3:-	OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31,
	2012	2011

Government authorities	$366	$200
Employees	113	91
Prepaid expenses	1,294	1,258
Nehoray (1)	84	171
Foreign currency derivatives	24	-
Others	188	226

	$2,069	$1,946

(1)	The balance as of December 31, 2011 and 2012, in the amounts of $ 171 and $ 84 respectively, are receivable from Nehoray in accordance to the loan sold (see note 1j)

INVENTORIES	12 Months Ended
Dec. 31, 2012
INVENTORIES
NOTE 4:-	INVENTORIES
	December 31,
	2012	2011

Raw materials	$2,060	$2,637
Work in process	135	24
Finished goods	1,787	1,806

	$3,982	$4,467

PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT
NOTE 5:-	PROPERTY AND EQUIPMENT

a.	Composition:

	December 31,
	2012	2011
Cost:

Installed products	$4,640	$5,111
Computers and electronic equipment	6,831	6,252
Office furniture and equipment	756	1,009
Motor vehicles	11,412	12,243
Network installation	4,228	4,164
Buildings	510	499
Leasehold improvements	1,460	1,273

	29,837	30,551

Accumulated depreciation:

Installed products	3,786	4,170
Computers and electronic equipment	5,534	5,241
Office furniture and equipment	528	577
Motor vehicles	4,732	5,142
Network installation	3,973	3,837
Buildings	46	35
Leasehold improvements	874	710

	19,473	19,712

Depreciated cost	$10,364	$10,839

b.	Depreciation expenses for the years ended December 31, 2012, 2011 and 2010 were $ 3,030, $ 3,174 and $ 2,815, respectively.

INVESTMENT AND LONG TERM LOANS TO AFFILIATE	12 Months Ended
Dec. 31, 2012
INVESTMENT AND LONG TERM LOANS TO AFFILIATE
NOTE 6:-	INVESTMENT AND LONG TERM LOANS TO AFFILIATE

a.
In August 2008 the Company incorporated a company in Brazil by the name of Pointer do Brazil S.A. ("Pointer Brazil"). As of December 31, 2012, the Company holds 48% of the share capital in Pointer Brazil, with an option to acquire an additional 4%. The option will expire in August 2013.

	December 31,
	2012	2011

Invested in equity	$3,830	$3,830
Accumulated foreign currency translation differences	(153)	(96)
Accumulated net loss	(3,430)	(3,468)

Total investment in affiliate	$247	$266

b.	As of December 31, 2012, Pointer Brazil's total assets and liabilities are $ 5,991 and $ 4,586, respectively. The net gain for the year 2012 is $ 243.

c.	Loans to Pointer Brazil

During 2012 the Company Lend to Pointer Brazil loans in amounts of $434 and $ 286 linked to the Brazilian real. The loans carry an annual interest of 21% and 6% respectively. As of December 31, 2012 the outstanding amount of the loans was $567.

OTHER INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2012
OTHER INTANGIBLE ASSETS, NET
NOTE 7:-	OTHER INTANGIBLE ASSETS, NET

a.	Other intangible assets, net:
	December 31,
	2012	2011
Cost:
Patents	$639	$639
Developed technology	4,890	4,890
Customer related intangible	16,947	15,321
Brand name	4,514	4,462

	26,990	25,312
Accumulated amortization:
Patents	639	639
Developed technology (see note 2i)	4,890	4,708
Customer related intangible	15,514	13,745
Brand name	3,705	3,190

	24,748	22,282

Amortized cost	$2,242	$3,030

b.
Amortization and impairment expenses for the years ended December 31, 2012, 2011 and 2010 were $ 2,172 from continuing operation and $349 from discontinued operation, $ 3,319 and $ 2,753, respectively.

c.	Estimated amortization expenses for the years ending:

December 31,

2013	751
2014	465
2015	427
2016	376
2017	223

2,242

GOODWILL	12 Months Ended
Dec. 31, 2012
GOODWILL
NOTE 8:-	GOODWILL

The changes in the carrying amount of goodwill for the years ended December 31, 2012 and 2011 are as follows:

	December 31,
	2012	2011

Goodwill, beginning of the year	$44,493	$53,926
Additions in respect of acquisitions	1,972	-
Impairment of Goodwill (see note 2g and 1k)	(297)	(6,216)
Foreign currency translation adjustments	1,022	(3,217)

Goodwill, end of year	$47,190	$44,493

As of December 31, 2012, $ 2,534 and $ 44,656 are attributable to the Cellocator segment and to the Pointer segment, respectively. As of December 31, 2011, $ 2,534 and $ 41,959 are attributable to the Cellocator segment and to the Pointer segment, respectively.

SHORT-TERM BANK CREDIT AND CURRENT MATURITIES OF LONG-TERM LOANS FROM BANKS, SHAREHOLDERS AND OTHERS	12 Months Ended
Dec. 31, 2012
SHORT-TERM BANK CREDIT AND CURRENT MATURITIES OF LONG-TERM LOANS FROM BANKS, SHAREHOLDERS AND OTHERS
NOTE 9:-	SHORT-TERM BANK CREDIT AND CURRENT MATURITIES OF LONG-TERM LOANS FROM BANKS, SHAREHOLDERS AND OTHERS

Classified by currency, linkage terms and annual interest rates, the credit and loans are as follows:

	Interest rate		December 31,
	2012	2011	2012	2011
	%
Short-term bank credit and loans:
In USD	3 - 4	3 - 4	$1,566	$1,901
In, or linked to, dollars	LIBOR + 4.25	LIBOR + 4.25	500	500
In Other currencies			20	-

			2,086	2,401
Current maturities of long-term loans from banks, shareholders and others:
In, or linked to, dollars	LIBOR + 2	LIBOR + 2	800	800
In NIS linked to CPI	2.1-5.48	2.1-5.48	488	2,610
In NIS	5.45-7.39	4-7.39	4,371	6,054
In NIS - variable interest	Prime + 0.9%-1.4%	Prime + 0.95%	3,384	1,343

			9,043	10,807

			$11,129	$13,208

Unutilized credit lines			$6,485	$4,207

OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2012
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES
NOTE 10:-	OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES

	December 31,
	2012	2011

Employees and payroll accruals	$4,733	$4,256
Government authorities	416	1,027
Provision for warranty	446	463
Accrued expenses	1,564	1,283
Related party	52	52
Foreign currency derivatives	-	213
Others	40	146

	$7,251	$7,440

LONG-TERM LOANS FROM BANKS	12 Months Ended
Dec. 31, 2012
LONG-TERM LOANS FROM BANKS
NOTE 11:-	LONG-TERM LOANS FROM BANKS

a.	Composition:

	Interest rate		December 31,
	2012	2011	2012	2011
	%

In, or linked to, dollars (see c below )	LIBOR + 2	LIBOR + 2	$1,400	$2,200
In NIS linked to CPI	2.1-5.48	2.1-5.48	488	3,081
In NIS - variable interest	Prime + 0.9%-1.4%	Prime + 0.95%	9,432	2,552
In NIS	5.45-7.39	4-7.39	7,055	10,704

			18,375	18,537
Less - current maturities			9,031	10,789
Less - discount			5	33

			$9,339	$7,715

b.	As of December 31, 2012, the aggregate annual maturities of the long-term loans are as follows:

2013 (current maturities)	$9,031
2014	5,401
2015	2,358
2016	1,585

$18,375

c.
In respect of the bank loans provided to the Company for the purpose of funding the 2007 acquisition transaction, pursuant to which the Company acquired the activities and assets of Cellocator Ltd. ("Cellocator"), the Company is required to meet certain financial covenants as follows:

1.	The ratio of the shareholders equity to the total consolidated assets will not be less than 20% and the shareholders equity will not be less than $ 20,000, starting December 31, 2007.

2.
The ratio of the Company and its subsidiaries' debt (debt to banks, convertible debenture and loans from others that are not subordinated to the bank less cash) to the annual EBITDA will not exceed 4 in 2010 and thereafter.

3.
The ratio of Pointer Telocation Ltd.'s debt (debt to banks, convertible debenture and loans from others was not subordinated to the bank less cash) to the annual EBITDA will not exceed 2.5 in 2010 and thereafter.

As of December 31, 2012 the Company is in compliance with the financial covenants of its bank loan.

d.	Under the credit facility (in respect of the loans denominated in NIS) from the bank, Shagrir is required to meet financial covenants.
The financial covenants are:

1.	The ratio of the debt to the bank to the annual EBITDA will not exceed 5.5.

2.	The ratio of the annual EBITDA to the current maturities (the loan principal plus interest) of long-term loans from the bank will not be less than 1, at any time.

3.	The shareholders' equity, including loans from shareholders, will not be less than NIS 50 million, at any time

4.	Shagrir shall not declare any distribution of dividends without the prior written consent of the bank.

As of December 31, 2012, Shagrir is in compliance with the financial covenants of its credit facility.

LONG-TERM LOANS FROM SHAREHOLDERS AND OTHERS	12 Months Ended
Dec. 31, 2012
LONG-TERM LOANS FROM SHAREHOLDERS AND OTHERS
NOTE 12:-	LONG-TERM LOANS FROM SHAREHOLDERS AND OTHERS

a.	Long-term loans from shareholders and others - composition:

	Interest rate		December 31,
	2012	2011	2012	2011
	%

In NIS linked to CPI (see c1 below)	4	4	$169	$157
In Euro (see c2 and c3 below)	2-16	2-16	31	67
In U.S. dollars (see c4 below)	-	-	737	737

			937	961
Less - current maturities			12	18

			$925	$943

b.	As of December 31, 2012, the aggregate annual maturities of the long-term loans from shareholders and others are as follow:

2013 (current maturities)	$12
2014	-
2015	-
2016	-
2017	-
Thereafter	925

$937
c.	1
During 2008-2009, Shagrir's subsidiary received loan in an amount of $ 140 from its other non-controlling shareholders. The loan bears an annual interest rate of 4% and is linked to the Israeli CPI. According to the purchase agreement the loans will be repaid only after Shagrir's subsidiary will repay in full the loan it received from Shagrir. As of December 31, 2012, the balance of the loan is $ 169.

2.
During August and October 2008, and March 2010, Pointer Romania signed a vehicle capital lease agreement. The liability bears an annual interest rate of 8-16%. The loan will be repaid in 36 equal monthly payments.

3.
In September 2008, Pointer Romania received a loan of EURO 25,000 from its Romanian shareholder. The loan bears an annual interest rate of 2%. During 2012 the Romanian subsidiary paid 14,659 euro of the loan balance.

4.	Pointer Mexico received a loan of $ 737 from its Mexican local partner in 2005 and 2004. No maturity date was set for the loan and it is not expected to be repaid before January 1, 2014.

OTHER LONG-TERM LIABILITIES	12 Months Ended
Dec. 31, 2012
OTHER LONG-TERM LIABILITIES
NOTE 13:-	OTHER LONG-TERM LIABILITIES
	December 31,
	2012	2011

Provision for warranty	$215	$226
Deferred taxes	3,405	2,471
Deferred revenues	145	198

	$3,765	$2,895

COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 14:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Charges:

1.	As collateral for its liabilities, the Company has recorded floating charges on all of its assets, including the intellectual property and equipment, in favor of banks.

b.	Collateral:

1.
To secure Shagrir's obligations for providing services to several of its customers, Shagrir provided such customers with a bank guarantee in the amount of about $ 1,761 in effect between January 2011 and January 2016.

2.	The Company obtained bank guarantees in the amount of $ 255 in favor of its lessor and customs.

3.
As of December 31, 2012 and 2011, the use of $ 108 and $ 123, respectively, has been restricted following B.C.R.A. (Central Bank of Argentina) regulations, until the company completes the registration with local authorities of certain capital contributions.

c.	Royalties:

The Company has undertaken to pay royalties to the BIRD Foundation ("BIRD"), at the rate of 5% on sales proceeds of products developed with the participation of BIRD up to the amount received, linked to the U.S. dollar. The contingent obligation as of December 31, 2012 is $ 2,444. No royalties were accrued or paid during 2012, 2011 and 2010.

d.	Lease commitments:

The Company and its subsidiaries have leased offices, motor vehicles and locations for periods through 2016. Minimum annual rental payments under non-cancelable operating leases are as follows:

2013	$1,994
2014	1,589
2015	1,396
2016	899
2017	220

$6,098

Rent expenses for the years ended December 31, 2012, 2011 and 2010, were $ 2,249, $ 2,626 and $ 2,308, respectively.

e.	Litigation:

1.
As of December 31, 2012, several claims were filed against Shagrir, mainly by customers. The claims are in an amount aggregating to approximately $ 133. The substance of the claims is the malfunction of Shagrir's products, which occurred during the ordinary course of business. Shagrir's management, based on the opinion of its legal counsel, is of the opinion that no material costs will arise to Shagrir in respect to these claims.

f.	Commitments:

1.
On March 2, 2010, Pointer Argentina signed an amended contract with a significant insurance company. According to the terms of the agreement, Pointer Argentina has committed to obtaining a monthly recovery rate of 75% of the quantity of stolen automobiles when the number of end-users for that period exceeds 2,000. The percentage shall be measured annually, with the first review in April 2011 and then yearly reviews. If the degree of effectiveness required in the agreement is not achieved, Pointer Argentina shall pay the customer for each dollar below 75% of the total cost of the stolen vehicles.

As Pointer Argentina achieved the required effectiveness percentage as of December 31, 2012, no reserve has been accrued.

2.
The Company and DBSI Investment Ltd. ("DBSI"), an equity owner in the Company (see Note 18), have entered into a management services agreement pursuant to which DBSI shall provide management services in consideration of annual management fees of $ 180 for a period of three years commencing on August 1, 2011.

3.
During 1998, the Company entered into an agreement with Shagrir for the supply of the services and equipment required to set up reception bases to be positioned throughout Israel. An addendum to the agreement was entered into in 2004 (the "First Addendum"). The agreement was for a period of 10 years with an option to extend it by an additional 10 years. During 2008, the Company and Shagrir entered into a second addendum to the agreement that extended the agreement by a period of 5 years, until 2013. The Company and Shagrir will negotiate to renew the agreement prior to its expiry during 2013.

4.
Shagrir entered into a management services agreement with its shareholders, pursuant to which the shareholders will grant management services to Shagrir, in consideration of NIS 1,000 per year linked to CPI. This amount is split between the Company (NIS 120) and the other shareholders of Shagrir.

5.	Under the credit facility from the Bank, Shagrir and the Company are required to meet financial covenants (see Note 11c and 11d).

EQUITY	12 Months Ended
Dec. 31, 2012
EQUITY
NOTE 15:-	EQUITY

a.	Ordinary shares:

Ordinary shares confer upon their holders voting rights, the right to receive cash dividends and the right to participate in the distribution of excess assets upon liquidation of the Company.

b.	Issued and outstanding share capital:

1.
In January 2007, the Company completed a round of financing for the aggregate amount of $ 4,675, out of which, an amount of $ 2,586 was received as of December 31, 2006, in consideration for 425,000 of the Company's ordinary shares at a price per share of $ 11.0. Under the terms of the investment agreements, the investors were issued warrants to purchase up to 212,500 ordinary shares of the Company, with an exercise price of $ 13.0 per share. As of December 31, 2011 the warrants expired.

2.
On April 2, 2007, the Company entered into and consummated a share purchase agreement with a group of United States institutional investors for the purchase of 805,000 of the Company's ordinary shares for an aggregate price of approximately $ 8,500. Pursuant to the transaction, the investors were also issued warrants to purchase 402,500 of the Company's ordinary shares, such that for each one share purchased, the investors were entitled to a warrant to purchase half a share. The warrants are exercisable into ordinary shares, at an exercise price per share of $ 12.6 and will be exercisable for a period of five years.

3.	On July 18, 2008, the Company consummated a private placement of 140,056 of its ordinary shares to DBSI Investments Ltd., our principal shareholder, for an aggregate price of $ 1,000.

4.
On June 19, 2012, pursuant to the approval of the shareholders of the Company, DBSI purchased 50,000 ordinary shares of the Company at a price per share of $ 2.95, for a total purchase price of $ 147.5 in a private placement (the "Private Placement"). Following the consummation of the Private Placement, DBSI's holdings increased to 2,237,191 ordinary shares, constituting 45.55% of the outstanding ordinary shares of the Company.

5.
On July 26, 2012, the Company completed a rights offering to the Company's ordinary shareholders of rights to purchase an aggregate of 644,034 ordinary shares of the Company for the subscription price of $2.90, per ordinary share (the "Rights Offering"). The Rights Offering was fully subscribed and accordingly, 644,034 ordinary were issued to ordinary shareholders of the Company for aggregate gross proceeds of $1.867 million. Following the Rights Offering, DBSI's ownership interest increased to 49.86% of the outstanding ordinary shares of the Company.

c.	Options:

1.
The Company grants, under the 2003 Employee share option plan, options to its employees, directors and service providers. The options are granted for a period of five years and usually have a vesting period of up to four years.

The Company granted options to Israeli participants in accordance with the provisions of Section 102 of the Israel Tax Ordinance related to the Capital Gains Tax Track.

On November 30, 2011, the Board of Directors approved an amendment to the Plan whereby in the event a cash dividend is paid out to the Company's shareholders, the Board of Directors may adjust the exercise price of any options granted prior to the record date of the dividend distribution but not exercised as of such date.
As of December 31, 2012, 432,712 Options are available for future grant under the Plan.

2.	A summary of employee option activity under the Company's Stock Option Plans as of December 31, 2012 and changes during the year ended December 31, 2012 are as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2012	321,016	$6.28
Granted	-	$-
Exercised	(1,500)	$3.14
Forfeited	(47,532)	$3.48

Outstanding at December 31, 2012	271,984	$6.81	3.01	$-

Exercisable at December 31, 2012	158,824	$6.81	2.94	$-

Vested and expected to vest at December 31, 2012	271,984	$6.81	3.01	$-

The weighted-average grant-date fair value of options granted during the years ended December 31, 2011 and 2010 was $ 6.91 and $ 3.86, respectively. No options granted during the year ended December 31, 2012. The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the Company's closing stock price on the last trading day of the fourth quarter of fiscal 2012 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2012. This amount changes based on the fair market value of the Company's stock.

As of December 31, 2012, there was approximately $ 87 of total unrecognized compensation costs related to non-vested share-based compensation arrangements granted under the Company's stock option plans.

That cost is expected to be recognized over a weighted-average period of 1.11 years. Total grant-date fair value of options that vested during the year ended December 31, 2012 was approximately $ 504.

3.	A summary of the status of the Company's employee stock options as of December 31, 2012, 2011 and 2010, and changes during the years then ended, are as follows:

	Year ended December 31,
	2012		2011		2010
		Weighted		Weighted		Weighted
		average		Average		average
	Amount	exercise	Amount	exercise	Amount	exercise
	of options	price	of options	price	of options	price

Options outstanding at beginning of year	321,016	$6.28	168,500	$3.49	189,125	$3.45
Granted	-	$-	256,984	$6.91	3,000	$7.00
Exercised	(1,500)	$3.14	(88,468)	$3.14	(18,250)	$3.14
Forfeited	(47,532)	$3.48	(16,000)	$4.46	(5,375)	$5.30

Options outstanding at end of year	271,984	$6.81	321,016	$6.28	168,500	$3.49

Options exercisable at end of year	158,824	$6.81	56,532	$3.68	131,125	$3.45

The following table summarizes information relating to employees' stock options outstanding as of December 31, 2012, according to exercise price range:

	Options outstanding			Options exercisable
Range of exercise price	Number outstanding at December 31, 2012	Weighted average remaining contractual life	Weighted average exercise price	Number exercisable at December 31, 2012	Weighted average exercise price
		Years

3.14	6,000	1.15	$3.14	4,250	$3.14
4.80	10,000	3.67	$4.80	2,500	$4.80
5.71	6,000	0.52	$5.71	6,000	$5.71
7.00	249,984	3.08	$7.00	146,074	$7.00

	271,984	3.01	$6.81	158,824	$6.81

4.
On February 25, 2009, the Board of Directors resolved to issue to the Company's employees options convertible to 15,000 of the Company's ordinary shares, pursuant to the 2003 Employee Share Option Plan, which will vest in four equal annual installments over a period of four years, commencing as of the date of the grant, at an exercise price of $ 3.14 per share.

5.
On February 25, 2009, the Board of Directors resolved to modify the price of 166,750 options granted to the Company's employees with the exercise price of 7.01-11.24 between the period of May 2005 and December 2007, convertible to 166,750 of the Company's ordinary shares, pursuant to the 2003 Employee Share Option Plan, at an exercise price of $ 3.14 per share

6.
On March 24, 2010, the Board of Directors resolved to extend the exercise period of 40,000 options granted to the former Chief Executive Officer of the Company, by eighteen months until November 23, 2011. The exercise price of the options is $ 3.14 per share. As a result, the company recorded an additional amortization of stock compensation in the amount of $ 23.

7.
On October 13, 2010, the Board of Directors resolved to issue to one of our directors options exercisable to 3,000 of the company's ordinary shares, pursuant to the plan, which will vest in three equal annual installments over a period of three years, commencing as of date of the grant, at an exercise price of $ 7.00 per share.

8.
In January 2011, the Board of Directors appointed the Company's new Chief Executive Officer (CEO) effective as of February 1, 2011. Under the terms of his employment, the new CEO was granted 246,984 options at an exercise price of $7.00, in accordance with our 2003 option plan, which will vest over a three year period, according to the vesting dates as stipulated in the employment agreement, commencing upon the effective date of his employment. The new CEO will also be entitled to an annual performance bonus of up to one year's salary which will be calculated in accordance with certain fixed criteria relating to the company's growth and profitability in the year preceding payment of the bonus.

9.
On August 31, 2011, the Board of Directors resolved to issue to the Company's Chief Financial Officer, options exercisable to 10,000 of the company's ordinary shares, pursuant to the plan, which will vest in four equal annual installments over a period of four years, commencing as of date of the grant, at an exercise price of $ 4.80 per share.

d.	Dividends:

Any dividend distributed by the Company will be declared and paid in dollars, subject to statutory limitations. The Company's policy is not to declare dividends out of tax exempt earnings.

During 2012, Shagrir distributed dividends in an amount of approximately $ 2,669, out of which $ 1,215 was paid to non-controlling interests.

NET EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2012
NET EARNINGS (LOSS) PER SHARE
NOTE 16:-	NET EARNINGS (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted net earnings (loss) per share from continuing operations:
	Year ended December 31,
	2012	2011	2010
Numerator:

Numerator for basic net earnings per share - Net income (loss) from continuing operations	$1,833	$(8,527)	$1,130
Effect of diluting securities	-	(33)	(69)

Numerator for diluted net earnings per share - Net income (loss) from continuing operations	$1,833	$(8,560)	$1,061

Denominator:

Denominator for basic net earnings per share - weighted-average number of shares outstanding (in thousands)	5,166	4,789	4,768
Effect of diluting securities (in thousands)	-	-	66

Denominator for diluted net earnings per share - adjusted weighted average shares and assumed exercises (in thousands)	5,166	4,789	4,834

Basic net earnings (loss) per share from continuing operations	$0.35	$(1.78)	$0.24

Diluted net earnings (loss) per share from continuing operations	$0.35	$(1.79)	$0.22

The following table sets forth the computation of basic and diluted net loss per share from discontinuing operations:

	Year ended December 31,
	2012	2011	2010
Numerator:

Numerator for basic net earnings per share - Net loss from discontinuing operations	$(630)	$-	$-
Effect of diluting securities	-	-	-

Numerator for diluted net earnings per share - Net loss from continuing operations	$(630)	$-	$-

Denominator:

Denominator for basic net earnings per share - weighted-average number of shares outstanding (in thousands)	5,166	-	-
Effect of diluting securities (in thousands)	-	-	-

Denominator for diluted net earnings per share - adjusted weighted average shares and assumed exercises (in thousands)	5,166	-	-

Basic net loss per share from discontinuing operations	$(0.12)	$-	$-

Diluted net loss per share from discontinuing operations	$(0.12)	$-	$-

INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES
NOTE 17:-	INCOME TAXES

a.	Israeli Corporate Income Tax Rates

Corporate tax rates in Israel were 25% in 2010, 24% in 2011and 25% in 2012.
In December 2011 the Knesset passed the Law for the Tax Burden Reform (Amended Legislation) - 2011 ("the Tax Burden Reform"), which came into effect on January 1, 2012. Pursuant to the Tax Burden Reform, the corporate tax rate is scheduled to remain at a rate of 25% for future tax years. In view of this increase in the corporate tax rate to 25% in 2012, the real capital gains tax rate and the real betterment tax rate were also increased accordingly.

The net effect of the Tax Burden Reform on the deferred tax balances of the Company was recognized in the period of enactment (fourth quarter of 2011). The implementation of the Tax Burden Reform by the Company increased deferred tax liabilities by approximately $ 1,174. The adjustment of the deferred tax balances resulted in a decrease in net income in 2011 of approximately $ 1,174, which was recorded in taxes on income and a decrease in the net profit approximately $ 1,174.

b.	Tax benefits under the Law for the Encouragement of Industry (Taxation), 1969:

The Company is an "industrial company", as defined by the Law for the Encouragement of Industry (Taxes), 1969, and, as such, is entitled to certain tax benefits, mainly accelerated depreciation of machinery and equipment, as prescribed by regulations published under the Income Tax Law (Inflationary Adjustments), 1985, the right to claim public issuance expenses in three annual installments and an annual deduction of 12.5% of patents and other intangible property rights as deductions for tax purposes.

c.	The Law for the Encouragement of Capital Investments, 1959 ("the Law"):

Under the Law, companies are entitled to various tax benefits by virtue of the "approved enterprise" and/or "beneficiary enterprise" status granted to part of their enterprises, as determined by the Law ("the Alternative Track"). The tax benefits and reduced tax rates consist of a tax exemption in the first two years and a reduced rate of 25% for a period of five years for the remaining benefit period.

The income qualifying for tax benefits under the Alternative Track is the taxable income of a company ("a beneficiary company") that has met certain conditions as determined by the Law, and which is derived from an industrial enterprise. The Law specifies the types of income that qualify for the tax benefits under the Alternative Track in respect of an industrial enterprise, Income from an industrial enterprise includes, among others, revenues from the production and development of software products and revenues from industrial research and development activities performed for a foreign resident (and approved by the Head of the Administration of Industrial Research and Development).

The Company's program for expansion of its plant was granted the status of an "approved program", in accordance with the Law, under the alternative track. According to this track, income derived from the approved enterprise is subject to the benefits and related conditions, as above.

The benefit period starts with the first year the approved enterprise/beneficiary enterprise earns taxable income, provided that 14 years have not passed since the approval was granted and 12 years have not passed since the enterprise began operating. In respect of expansion programs pursuant to Amendment No. 60 to the Law, the benefit period starts at the later of the year elected and the first year the Company earns taxable income provided that 12 years have not passed since the beginning of the year of election. The Company's benefit period for the approved enterprise status ended in 2010.

If dividends are distributed out of the tax exempt profits, mentioned above, the Company will become liable for tax at the rate applicable to its profits from the approved enterprise in the year in which the income was earned, as if it was not on the Alternative Track (tax at the rate of 0%). The Company's policy is not to distribute dividends as above.

In December 2010, the "Knesset" (Israeli Parliament) passed the Law for Economic Policy for 2011 and 2012 (Amended Legislation), 2011, which prescribes, among others, amendments in the Law for the Encouragement of Capital Investments, 1959 ("the Law"). The amendment became effective as of January 1, 2011. According to the amendment, the benefit tracks in the Law were modified and a flat tax rate applies to the Company's entire preferred income. The Company will be able to opt to apply (the waiver is non-recourse) the amendment and from then on it will be subject to the amended tax rates that are as follows: 2011 and 2012 - 15% (in development area A - 10%), 2013 and 2014 - 12.5% (in development area A - 7%) and in 2015 and thereafter - 12% (in development area A - 6%).

d.	Income (loss) before taxes on income:

	Year ended December 31,
	2012	2011	2010

Domestic	$4,145	$(2,556)	$6,681
Foreign	(690)	(1,913)	(2,041)

	$3,455	$(4,469)	$4,640

e.	Deferred taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes, and amounts used for income tax purposes. Significant components of the deferred tax liabilities and assets of the Company and its subsidiaries are as follows:

1.	Provided in respect of the following:

	December 31,
	2012	2011

Reserves and accruals	$615	$544
Carryforward tax losses	26,928	27,089
Other temporary differences	1,620	1,821

Total deferred tax assets before valuation allowance	$29,163	$29,454

Valuation allowance (3)	(26,095)	(26,786)

Net deferred tax assets	$3,068	$2,668

Goodwill	(6,244)	(4,906)
Other temporary differences	(227)	(233)

Total deferred tax liabilities	$(6,471)	$(5,139)

Total deferred tax assets (Liabilities)	$(3,405)	$(2,471)

Domestic	$(3,405)	$(2,471)
Foreign	-	-

	$(3,405)	$(2,471)

2.	Deferred taxes are included in the consolidated balance sheets, as follows:

	December 31,
	2012	2011

Long-term Liabilities	$(3,405)	$(2,471)

	$(3,405)	$(2,471)

3.
The Company and its subsidiaries (except Shagrir) have provided valuation allowances in respect of deferred tax assets resulting from tax losses carryforward and other temporary differences. Since the Company and its subsidiaries (except for Shagrir) have a history of losses, it is more likely than not that the deferred taxes regarding the losses carryforward and other temporary differences will not be realized in the foreseeable future.

4.	Reconciling items between the statutory tax rate of the Company and the effective tax rate:

	Year ended December 31,
	2012	2011	2010

Income (loss) before taxes, as reported in the consolidated statements of operations	$3,455	$(4,469)	$4,640

Statutory tax rate	25%	24%	25%

Theoretical tax expenses on the above amount at the Israeli statutory tax rate	$864	$(1,072)	$1,160
Tax adjustment in respect of different tax rates in subsidiaries and changes in tax rates	34	1,064	(83)
Operating carryforward losses for which a valuation allowance was provided	302	2,219	576
Realization of carryforward tax losses for which a valuation allowance was provided and change in valuation allowance in respect of deferred taxes	(501)	-	(78)
Nondeductible expenses and other permanent differences	160	172	(51)

	$861	$2,383	$1,524

f.	Carryforward tax losses and deductions:

Carryforward tax losses of the Company totaled approximately $ 83,000 (including a capital loss in the amount of approximately $ 32,234) as of December 31, 2012. The carryforward tax losses have no expiration date.

Carryforward tax losses of Pointer Argentina are approximately $ 1,102 as of December 31, 2012. The carryforward tax losses will expire from 2014 to 2016.

Carryforward tax losses of Shagrir totaled approximately $ 14,608 as of December 31, 2012. The carryforward tax losses have no expiration date.

Carryforward tax losses of Pointer Mexico totaled approximately $ 7,694 as of December 31, 2012. The carryforward tax losses will expire from 2014 to 2022.

g.	Final tax assessments:

Tax assessments for the Company and Shagrir are considered final as of the 2008 tax year.
Tax assessments for Pointer Mexico are considered final as of the 2007 tax year.
Tax assessments for Pointer Argentina are considered final as of the 2009 tax year.

h.	Taxes on income (tax benefit) included in the consolidated statements of operations:

	Year ended December 31,
	2012	2011	2010

Current	$14	$5	$(61)
Deferred	847	2,378	1,585

	$861	$2,383	$1,524

Domestic	$847	$2,378	$1,585
Foreign	14	5	(61)

	$861	$2,383	$1,524

BALANCES AND TRANSACTIONS WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2012
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
NOTE 18:-	BALANCES AND TRANSACTIONS WITH RELATED PARTIES

a.	Balances with related parties:

	December 31,
	2012	2011
Other accounts payable and accrued expenses:

DBSI (see Note 14f(2))	$52	$52

b.	Transactions with related parties:

	Year ended December 31,
	2012	2011	2010

Sales to affiliate (see Note 1g)	$1,187	$1,611	$410
Management fees to DBSI (see Note 14f(2))	$180	$180	$180

SEGMENT, CUSTOMER AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2012
SEGMENT, CUSTOMER AND GEOGRAPHIC INFORMATION
NOTE 19:-	SEGMENT, CUSTOMER AND GEOGRAPHIC INFORMATION

a.	General:

Commencing January 2008, the Company has two reportable segments that are related to continuing operations: the Cellocator segment and the Pointer segment.

The Cellocator segment designs, develops and produces leading mobile resource management products, including asset tracking, fleet management and security products for sale to third party operators providing mobile resource management services.

The Pointer segment acts as an operator by bundling the products of the Cellocator segment together with a range of services, including stolen vehicle retrieval services and fleet management services, and also provides road-side assistance services for sale to insurance companies, fleets and individual customers.

During 2008, as a result of the 2007 acquisition transaction in which the Company acquired Cellocator and following the determination of the CODM (chief operating decision maker), which is the Company's Chief Executive Officer, to control and manage the results of the Company's business by means of two segments, the Company began to produce discrete operating results of two business units, the Cellocator segment and the Pointer segment.

The Company evaluates performance and allocates resources based on operating profit or loss. The accounting policies of the reportable segments are the same as those described in the summary of significant accounting policies.

The Company applies ASC 280, Segment Reporting (formerly FAS 131, "Disclosures about Segments of an Enterprise and Related Information").

b.	The following presents segment results of operations for the year ended December 31, 2012:

	Cellocator segment	Pointer segment	Total

Segments revenues	$22,660	$68,540	$91,200
Intersegments revenues	(6,368)	-	(6,368)

Revenues from external customers	$16,292	$68,540	$84,832

Segments operating profit	$1,731	$3,015	$4,746

Segments assets	$12,522	$85,003	$97,525

Depreciation, amortization and impairment expenses	$561	$4,985	$5,546

Expenditures for assets	$156	$3,877	$4,033

The Pointer segment revenues include revenue from services in the amount of $ 54,306.

The following reconciles segment operating profit and segments assets to net operating profit and assets as reported in the consolidated statements of income:

Segments operating income	$4,746
Intercompany losses on intersegment sales	342

Operating income	$5,088

Segments assets	$97,525
Intercompany elimination	(1,240)

Total assets	$96,285

The following presents segment results of operations for the year ended December 31, 2011:

	Cellocator segment	Pointer segment	Total

Segments revenues	$24,199	$68,709	$92,908
Intersegments revenues	(6,990)	-	(6,990)

Revenues from external customers	$17,209	$68,709	$85,918

Segments operating profit (loss)	$(5,366)	$2,512	$(2,854)

Segments assets	$16,780	$74,146	$90,926

Depreciation, amortization and impairment expenses	$8,224	$4,486	$12,710

Expenditures for assets	$247	$4,198	$4,445

The Pointer segment revenues include revenue from services in the amount of $ 54,681.

The following reconciles segment operating profit and segments assets to net operating profit and assets as reported in the consolidated statements of income:

Segments operating income	$(2,854)
Intercompany losses on intersegment sales	241

Operating income	$(2,613)

Segments assets	$90,926
Intercompany elimination	(1,588)

Total assets	$89,338
The following presents segment results of operations for the year ended December 31, 2010:

	Cellocator segment	Pointer segment	Total

Segments revenues	$23,533	$58,627	$82,160
Intersegments revenues	(8,297)	-	(8,297)

Revenues from external customers	$15,236	$58,627	$73,863

Segments operating profit	$2,839	$3,898	$6,737

Segments assets	$25,163	$80,112	$105,275

Depreciation and amortization expenses	$1,360	$4,208	$5,568

Expenditures for assets	$471	$4,010	$4,481

The Pointer segment revenues include revenue from services in the amount of $ 48,334.

The following reconciles segment operating profit and segments assets to net operating profit and assets as reported in the consolidated statements of income:

Segments operating income	$6,737
Intercompany income on intersegment sales	(100)

Operating income	$6,637

Segments assets	$105,275
Intercompany elimination	(1,845)

Total assets	$103,430

c.	Summary information about geographical areas:

		Year ended December 31,
		2012	2011	2010

1.	Revenues *):

	Israel	$60,423	$61,498	$53,574
	Latin America	12,611	12,856	11,483
	Europe	10,289	10,275	7,553
	Other	1,509	1,289	1,253

		$84,832	$85,918	$73,863

*)	Revenues are attributed to geographic areas based on the location of the end-customers.

		December 31,
		2012	2011	2010

2.	Long-lived assets:

	Israel	$58,200	$56,735	$70,166
	Argentina	1,203	1,179	1,356
	Mexico	386	445	156
	Other	7	3	-

		$59,796	$58,362	$71,678

d.	In 2012, 2011 and 2010, none of our customer accounted above 10% of the Company's revenues.

SELECTED STATEMENTS OF OPERATIONS DATA	12 Months Ended
Dec. 31, 2012
SELECTED STATEMENTS OF OPERATIONS DATA
NOTE 20:-	SELECTED STATEMENTS OF OPERATIONS DATA

		Year ended December 31,
		2012	2011	2010
a.	Financial expenses, net:

	Income:
	Interest on short-term bank deposits	$21	$15	$39
	Interest on long-term loans to affiliate	67	-	-
	Foreign currency transaction adjustments	138	-	-
	Other	-	14	38

		226	29	77
	Expenses:
	Bank charges and interest expenses	1,631	1,620	1,566
	Foreign currency transaction adjustments	171	93	191
	Interest on long-term loans to others	24	64	282
	Amortization of discount on long-term loans	-	-	-
	Interest on debenture	-	31	(6)
	Change in fair value of foreign currency forward contracts	-	-	20
	Other	28	-	-

		1,854	1,808	2,053

		$1,628	$1,779	$1,976

b.	Other expenses, net:

	Capital loss (gain)	$5	$(33)	$21
	Loss from sale of subsidiaries	-	110	-

		$5	$77	$21

SIGNIFICANT ACCOUNTING POLICIES (Policy)	12 Months Ended
Dec. 31, 2012
Use of estimates

a.	Use of estimates:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The most significant assumptions are employed in estimates used in determining values of intangible assets, tax assets and tax liabilities, warranty costs and stock-based compensation costs. Actual results could differ from those estimates.

Financial statements in U.S. dollars

b.	Financial statements in U.S. dollars:

The majority of the Company's revenues is generated in or linked to U.S. dollars ("dollar"). In addition, a substantial portion of the Company's costs is incurred in dollars. The Company's management believes that the dollar is the currency of the primary economic environment in which the Company operates. Thus, the functional and reporting currency of the Company is the dollar.

For those subsidiaries whose functional currency has been determined to be their local currency (For Pointer Argentina- the Argentinean peso; for Pointer Mexico- the Mexican peso; for Shagrir, Car2Go and Rider - the new Israeli shekel ("NIS"); for Pointer Inc. - the dollar; for Pointer Romania- the Euro; for Pointer do Brazil S.A.- the Brazilian Real), assets and liabilities are translated at year-end exchange rates and statement of operations items are translated at average exchange rates prevailing during the year. Such translation adjustments are recorded as a separate component, other comprehensive income (loss), in shareholders' equity (deficiency).

Transactions and balances of the Company and certain subsidiaries, which are denominated in other currencies, have been remeasured into dollars in accordance with principles set forth in ASC 830, "Foreign Currency Matters". All exchange gains and losses from the remeasurements mentioned above, are reflected in the statement of operations as financial expenses or income, as appropriate.

Principles of consolidation

c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiaries.

Intercompany transactions and balances including profits from intercompany sales not yet realized outside the Company have been eliminated upon consolidation.
Changes in the parent's ownership interest in a subsidiary with no change of control are treated as equity transactions, rather than step acquisitions or dilution gains or losses. Losses of partially owned consolidated subsidiaries shall be continued to be allocated to the non-controlling interests even when their investment was already reduced to zero.

The Company applies ASC 810-10, "Consolidation", which provides a framework for identifying Variable Interest Entities ("VIEs") and determining when a company should include the assets, liabilities, non-controlling interests and results of activities of a VIE in its consolidated financial statements. According to ASC 810-10, the Company shall consolidate a VIE when it has both (1) the power to direct the economically significant activities of the entity and (2) the obligation to absorb losses of, or the right to receive benefits from, the entity that could potentially be significant to the variable interest entity. The determination as to whether the Company should consolidate a VIE is evaluated continuously as changes to existing relationships or future transactions occur.

The Company's assessment of whether an entity is a VIE and the determination of the primary beneficiary is a matter of judgment and involves the use of significant estimates and assumptions. Such assessment involves estimation of whether an entity can finance its current activities until it reaches profitability, without additional subordinated financial support.

Pointer Romania is considered to be a VIE. As Shagrir has both the power to direct the economically significant activities of Pointer Romania, and the obligation to absorb losses and the right to receive benefits that could potentially be significant to Pointer Romania, Shagrir is considered to be the primary beneficiary. Pointer Romania is consolidated in the Company's financial statements.

Pointer Brazil is considered to be a VIE. The Company does not consider to be the primary beneficiary as the Company does not have the power to control the decisions that most affect the VIE operations.

Cash equivalents
d.	Cash equivalents:
Cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less at the date acquired.

Inventories

e.	Inventories:

Inventories are stated at the lower of cost or market value. Cost is determined using the "moving average" cost method. Inventory consists of raw materials, work in process and finished products. Inventory write-offs are provided to cover risks arising from slow-moving items, technological obsolescence, excess inventories, and for market prices lower than cost. In 2012, 2011 and 2010, the Company and its subsidiaries wrote off approximately $ 337, $ 304 and $ 185, respectively. The write-offs are included in cost of revenues.

Property and equipment

f.	Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Installed products	20-33
Computers and electronic equipment	10 - 33 (mainly 33)
Office furniture and equipment	6 - 15
Motor vehicles	15 - 20 (mainly 20)
Network installation	10 - 33
Buildings	6.67
Leasehold improvements	Over the term of the lease including the option term

Goodwill
g.	Goodwill:

Goodwill reflects the excess of the purchase price of the acquired activities over the fair value of net assets acquired. Pursuant to ASC 350, "Intangibles - Goodwill and Other", goodwill is not amortized but rather tested for impairment at least annually, at the reporting unit level.

The Company identified several reporting units based on the guidance of ASC 350.

ASC 350 prescribes a two-phase process for impairment testing of goodwill. The first phase screens for impairment, while the second phase (if necessary) measures impairment.

Goodwill impairment is deemed to exist if the net book value of a reporting unit exceeds its estimated fair value. In such case, the second phase is then performed, and the Company measures impairment by comparing the carrying amount of the reporting unit's goodwill to the implied fair value of that goodwill. An impairment loss is recognized in an amount equal to the excess.

In September 2011, the FASB amended the guidance on the annual testing of goodwill for impairment. The amended guidance will allow companies to assess qualitative factors to determine if it is more likely than not that goodwill might be impaired and whether it is necessary to perform the two-step goodwill impairment test required under current accounting standards. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, with early adoption permitted. The Company did not apply the qualitative option.

The Company performed its annual impairment test as of December 31, 2011 and recorded goodwill impairment in the total amount of $ 6,216 in connection with the Cellocator reporting unit. The material assumptions used for the income approach for 2011 were 5 years of projected net cash flows, a discount rate of 17% and a long-term growth rate of 3%. (See also Note 2t regarding fair value measurement).

No impairment losses were identified in the years 2012 and 2010 for the continuing operations, as for the discontinued operations see note 1k.

Identifiable intangible assets

h.	Identifiable intangible assets:

Intangible assets consist of the following: a brand name, customers related intangibles, developed technology and acquired patents. Intangible assets are amortized over their useful life using a method of amortization that reflects the pattern in which the economic benefits of the intangible assets are consumed or otherwise used up. Intangible assets are stated at amortized cost.

The brand names are amortized over a two to nine years period.
The customers related intangibles are amortized over a five- to nine-year period.
The developed technology is amortized over a five-year period.
Patents are amortized over an eight-year period.

Impairment of long-lived assets

i.	Impairment of long-lived assets:

The Company's long lived assets are reviewed for impairment in accordance with ASC 360-10-35, "Property, Plant, and Equipment- Subsequent Measurement" whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell. In 2011, the Company amortized $520 of the development technology intangible assets acquired from Cellocator Ltd. in September 2007 from a carrying amount of $ 701 to a fair value of $ 181. The circumstances leading to the impairment are attributed to the obsolescence of older Cellocator technology. The impairment was recorded under the caption of "cost of revenues" in the consolidated statement of operations. Assumptions in the fair value assessment included: the impact of changes in economic conditions and the revenue forecast for the Cellocator segment. See also Note 2t regarding fair value measurement.

No impairment losses were identified in 2012 and 2010 for the continuing operations, as for the discontinued operations see note 1k.

Provision for warranty

j.	Provision for warranty:

The Company and its subsidiaries generally grant a one-year to three-year warranty for their products. The Company and its subsidiaries estimate the costs that may be incurred under its basic limited warranty and records a liability in the amount of such costs at the time which product revenue is recognized. Factors that affect the warranty liability include the number of installed units, historical and anticipated rates of warranty claims and cost per claim. The Company and its subsidiaries periodically assess the adequacy of its recorded warranty liabilities and adjust the amounts as necessary. Changes in the Company's and its subsidiaries' product liabilities (which are included in other accounts payable and accrued expenses and other long term liabilities' captions in the Balance Sheet) during 2012 and 2011 are as follows:

	Year ended December 31,
	2012	2011

Balance, beginning of the year	$690	$604
Warranties issued during the year	521	548
Settlements made during the year	(387)	(278)
Expirations	(174)	(150)
Foreign currency translation adjustment	11	(34)

Balance end of year	$661	$690

Revenue recognition
k.	Revenue recognition:

The Company and its subsidiaries generate revenues from the provision of services, subscriber fees and sales of systems and products, mainly in respect of road-side assistance services, automobile repair and towing services, stolen vehicle recovery, fleet management and other value added services. To a lesser extent, revenues are also derived from technical support services. The Company and its subsidiaries sell the systems primarily through their direct sales force and indirectly through resellers. Sales consummated by the Company's sales forces and sales to resellers are considered sales to end-users.

Revenues from the sale of systems and products are recognized in accordance with Staff Accounting Bulletin ("SAB") No. 104, "Revenue Recognition" ("SAB No. 104"), when delivery has occurred, persuasive evidence of an agreement exists, the vendor's fee is fixed or determinable, no further obligation exists and collectability is reasonably assured.

Service revenues including subscriber fees are recognized as services are performed, over the term of the agreement.

Deferred revenue includes amounts received under maintenance and support contracts, and amounts received from customers but not yet recognized as revenues.

In accordance with ASC 605-25, "Multiple-Element Arrangements", revenue from certain arrangements may include multiple elements within a single contract. The Company's accounting policy complies with the requirements set forth in ASC 605-25, relating to the separation of multiple deliverables into individual accounting units with determinable fair values. The Company considers the sale of products and subscriber fees to be separate units of accounting.

When a sales arrangement contains multiple elements, such as hardware and services, the Company allocates revenue to each element based on a selling price hierarchy. The selling price for each deliverable is based on its vendor specific objective evidence ("VSOE"), if available, third party evidence ("TPE") if VSOE is not available, or estimated selling price ("ESP") if neither VSOE nor TPE is available.

The company uses ESP to allocate the elements.

Revenues from stolen vehicle recovery services are recognized upon success, when the related stolen vehicle is recovered, and such recovery is approved by the customer or ratably over the term of the agreement.

Revenues generated from technical support services, installation and de-installation are recognized when such services are rendered.

Generally, the Company does not grant rights of return. The Company follows ASC 605-15-25 "sales of product when right of return exists". Based on the Company's experience, no provision for returns was recorded.

Research and development costs
l.	Research and development costs:
Research and development costs are charged to expenses as incurred.

Advertising expenses

m.	Advertising expenses:

Advertising expenses are charged to the statement of operations as incurred. Advertising expenses for the years ended December 31, 2012, 2011 and 2010 were $ 1,071, $ 992 and $ 813, respectively.

Income Taxes

n.	Income taxes:

The Company accounts for income taxes and uncertain tax positions in accordance with ASC 740, "Income Taxes". This guidance prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to amounts that are more likely than not to be realized.

The Company established reserves for uncertain tax positions based on the evaluation of whether or not the Company's uncertain tax position is "more likely than not" to be sustained upon examination. As of December 31, 2012, the Company did not have any liability for uncertain tax positions. The Company's policy is to recognize, if any, tax related interest as interest expenses and penalties as general and administrative expenses. For the year ended December 31, 2012, the Company did not have any interest and penalties associated with tax positions.

Basic and diluted net earnings (loss) per share

o.	Basic and diluted net earnings (loss) per share:

Basic and diluted net earnings (loss) per share are computed based on the weighted average number of ordinary shares outstanding during the year. Diluted net earnings (loss) per share further include the dilutive effect of stock options outstanding during the year, in accordance with ASC 260, "Earnings Per Share". Part of the Company's outstanding stock options and warrants has been excluded from the calculation of the diluted earnings (loss) per share because such securities are anti-dilutive. The total weighted average number of pointer shares related to the outstanding options and warrants excluded from the calculations of diluted earnings (loss) per share was 0, 41,375 and 0 and for the years ended December 31, 2012, 2011 and 2010, respectively.

Accounting for stock-based compensation

p.	Accounting for stock-based compensation:

The Company applies ASC 718, "Compensation - Stock Compensation". In accordance with ASC 718, all grants of employee equity based stock options are recognized in the financial statements based on their grant date fair values. The fair value of graded vesting options, as measured at the date of grant, is charged to expenses, based on the accelerated attribution method over the requisite service period of each of the awards, net of estimated forfeitures.

As required by ASC 718, forfeitures are estimated at the time of grant, based on actual historical pre-vesting forfeitures, and revised, if necessary, in subsequent periods if actual forfeitures differ from initial estimates.

During the years ended December 31, 2012, 2011 and 2010, the Company recognized stock-based compensation expenses related to employee stock options in the amounts of $ 265, $ 515 and $ 121, respectively.

According to ASC 718, a change in any of the terms or conditions of the Company's stock options is accounted for as a modification. Therefore, if the terms of an award are modified, the Company calculates incremental compensation costs as the excess of the fair value of the modified option over the fair value of the original option immediately before its terms are modified, measured based on the share price and other pertinent factors existing at the modification date. For vested options, the Company recognizes any incremental compensation cost immediately in the period the modification occurs, whereas for unvested options, the Company recognizes, over the new requisite service period, any incremental compensation cost due to the modification and any remaining unrecognized compensation cost for the original award over its term.

Data related to options to purchase the Company Shares

q.	Data related to options to purchase the Company shares:

1.
The fair value of the Company's stock options granted to employees and directors for the years ended December 31, 2012, 2011 and 2010 was estimated using the Black-Scholes-Merton option-pricing model, with the following weighted average assumptions:

	Year ended December 31,
	2012	2011	2010

Risk free interest rate	-	2%	1.13%
Dividend yield	-	0%	0%
Expected volatility	-	75%	76%
Expected term (in years)	-	5	5
Forfeiture rate	-	2%	6%

The Black-Scholes-Merton option-pricing model requires a number of assumptions, of which the most significant are expected stock price volatility and the expected option term. Expected volatility was calculated based upon actual historical stock price movements. The expected option term represents the period that the Company's stock options are expected to be outstanding and was determined for plain vanilla options, based on the simplified method permitted by SAB 107 and extended by SAB 110 as the average of the vesting period and the contractual term.

The Company adopted SAB 110 and continue to apply the simplified method until enough historical experience is available to provide a reasonable estimate of the expected term for stock option grants. In a few limited cases the Company did not use the simplified method in measuring the fair value of modified awards, either when the options were deeply out of the money immediately before the modification or when the Company accelerated the vesting and extended the exercise period after an employee's resignation. Since in both instances the entire remaining contractual term of the options was relatively short, we assumed that the expected life to be the entire remaining contractual term.

The risk-free interest rate is based on the yield from U.S. Treasury zero-coupon bonds with an equivalent term to the expected term of the options.

The Company has historically not paid dividends and has no foreseeable plans to pay dividends and therefore uses an expected dividend yield of zero in the option pricing model. The Company is required to estimate forfeitures at the time of grant and revise those estimates in subsequent periods if actual forfeitures differ from those estimates. The Company uses historical data to estimate pre-vesting option forfeitures and record share-based compensation expense only for those awards that are expected to vest.

2.	Data related to options to purchase Shagrir shares:

In July, 2011, 903 options granted under Shagrir's employee share option plan were exercised to purchase ordinary shares of Shagrir. As a result, our holdings in Shagrir were diluted and as of December 31, 2011 the Company held approximately 55.99% of the issued and outstanding share capital of Shagrir.

In January 2012, 2,480 options were exercised, thereby diluting the Company's holding to approximately 54.48% of the issued and outstanding share capital of Shagrir. There currently remain no exercisable options to purchase ordinary shares of Shagrir. The capital contribution from shareholders in the amount of $(323) presented in the Additional paid in capital.

Severance pay

r.	Severance pay:

The liability of the Company and its subsidiaries in Israel for severance pay is calculated pursuant to Israel's Severance Pay Law based on the most recent salary of the employees multiplied by the number of years of employment as of balance sheet date and are presented on an undiscounted basis (the "Shut Down Method"). Employees are entitled to one month's salary for each year of employment, or a portion thereof. The liability for the Company and its subsidiaries in Israel is fully provided by monthly deposits with insurance policies and by accrual. The value of these policies is recorded as an asset in the Company's balance sheet.

The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israel's Severance Pay Law or labor agreements. The value of the deposited funds is based on the cash surrendered value of these policies, and includes profits or losses accumulated to balance sheet date.

Severance pay expenses for the years ended December 31, 2012, 2011 and 2010 were $ 952, $ 1,297 and $ 352, respectively.

Concentrations of credit risk

s.	Concentrations of credit risk:

Financial instruments that potentially subject the Company and its subsidiaries to concentrations of credit risk consist principally of cash and cash equivalents, trade receivables, and derivatives.

The Company's cash and cash equivalents are invested primarily in deposits with major banks worldwide, mainly in the U.S. and Israel. However, deposits in the U.S. may be in excess of insured limits and are not insured in other jurisdictions. Generally, these deposits may be redeemed upon demand and, therefore, bear low risk. Management believes that the financial institutions that hold the Company's investments have a high credit rating.

The Company's trade receivables include amounts billed to clients located mainly in Israel and South America and Europe. Management periodically evaluates the collectability of its trade receivables to reflect the amounts estimated to be collectible. An allowance is determined in respect of specific debts whose collection, in management's opinion, is doubtful. In 2012, 2011 and 2010, the Company recorded expenses in respect of such debts in the amount of $ 209, $ 206 and $ 156, respectively. As for major customers, see Note 19d.

The Company entered into foreign exchange forward contracts ("derivative instruments") intended to protect against the revaluation in value of forecasted non-dollar currency cash flows. These derivative instruments are designed to effectively hedge the Company's non-dollar currency exposure (see Note 2u below).

Fair value measurements

t.	Fair value measurements:

The following methods and assumptions were used by the Company and its subsidiaries in estimating fair value disclosures for financial instruments:

The carrying amounts reported in the balance sheet for cash and cash equivalents, trade receivables, other accounts receivable, short-term bank credit, trade payables and other accounts payable approximate their fair values due to the short-term maturities of such instruments.

Amounts recorded for long-term loans approximate fair values. The fair value was estimated using discounted cash flow analysis, based on the Company's incremental borrowing rates for similar type of borrowing arrangements.

The Company accounts for certain assets and liabilities at fair value under ASC 820, "Fair Value Measurements and Disclosures". Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. As a basis for considering such assumptions, ASC 820 establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 -	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets;

Level 2 -	Significant other observable inputs based on market data obtained from sources independent of the reporting entity;

Level 3 -	Unobservable inputs which are supported by little or no market activity (for example cash flow modeling inputs based on assumptions).

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The Company categorized each of its fair value measurements in one of these three levels of hierarchy.

Assets and liabilities measured at fair value on a recurring basis are comprised of foreign currency forward contracts with a fair value of $ 24 and $ (213) as of December 31, 2012 and 2011, respectively, and are classified as level 2.

The Company also measures certain financial assets, including equity method investments, at fair value on a nonrecurring basis. These assets are adjusted to fair value when they are deemed to be other-than-temporarily impaired. During 2012, and 2011 no other-than-temporary impairments were identified in relation to equity method investments.

Assets and Liabilities that are measured at Fair Value on a Nonrecurring Basis subsequent to their initial recognition:

During 2011, such measurements of fair value related solely to an impairment loss of goodwill reducing its carrying amount from $ 8,750 to a fair value of $ 2,534 and impairment loss of development technology intangible assets, reducing its carrying amount from $ 701 to a fair value of $ 181. The Company used an income approach for measuring the fair value of the goodwill. See Note 2g and 2i for significant assumptions. As the fair value was measured using significant unobservable assumptions, the goodwill was classified as level 3 in ASC 820 fair value hierarchy.

Derivatives and hedging activities

u.	Derivatives and hedging activities:

ASC 815, "Derivatives and Hedging" requires the Company to recognize all of its derivative instruments as either assets or liabilities on the balance sheet at fair value. The accounting for changes in the fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, a company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge or a hedge of a net investment in a foreign operation.

For derivative instruments that are designated and qualify as a cash flow hedge (i.e., hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of accumulated other comprehensive income and reclassified into earnings in the line item associated with the hedged transaction in the period or periods during which the hedged transaction affects earnings. The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item, if any, is recognized immediately in financial income/expense in the statement of operations.

The Company entered into derivative instrument arrangements (forward contracts) to hedge a portion of anticipated new Israeli shekel ("NIS") payroll payments. As of December 31, 2011 the Company had forward exchange contracts for the acquisition of approximately NIS 13,951 thousand in consideration for $ 3,860 that matured during 2012. These derivative instruments are designated as cash flows hedges, as defined by ASC 815, as amended, and are all highly effective as hedges of these expenses when the salary is recorded. The effective portion of the derivative instruments is included in payroll expenses in the statements of income. The company excludes forward to spot differences from the OCI and recognizes such gains or losses in financial expenses. During 2012, there were no gains or losses recognized in earnings for hedge ineffectiveness.
As of December 31, 2012 the Company had forward exchange contracts for the acquisition of approximately NIS 1,768 thousand in consideration for $ 450 that will mature during 2013.

At December 31, 2012, the Company expects to reclassify $ 24 of net earnings on derivative instruments from accumulated other comprehensive income to earnings during the next twelve months.

Equity affiliates

v.	Equity affiliates
The Company recognizes investment in equity affiliates under ASC 323, "Investments - Equity Method and Joint Ventures". The Company recognizes its proportionate share of the income of equity affiliates. Losses of equity affiliates are recognized to the extent of our investment, advances, financial guarantees and other commitments to provide financial support to the investee. Any losses in excess of this amount are deferred and reduce the amount of future earnings of the equity investee recognized by the Company. As of December 31, 2012, there were no deferred losses related to equity investees.

Discontinued operations

w.	Discontinued operations:

Under ASC 205, "Presentation of Financial Statements - Discontinued Operation" when a component of an entity, as defined in ASC 205, has been disposed of or is classified as held for sale, the results of its operations, including the gain or loss on its disposal are classified as discontinued operations and the assets and liabilities of such component are classified as assets and liabilities attributed to discontinued operations; that is, provided that the operations, assets and liabilities and cash flows of the component have been eliminated from the Company's consolidated operations and the Company will no longer have any significant continuing involvement in the operations of the component.

Recently issued Accounting Standards in 2012

x.	Recently issued Accounting Standards in 2012:

In June 2011, the Financial Accounting Standards Board ("FASB") issued guidance on the presentation of comprehensive income, which amended existing guidance by allowing only two options for presenting the components of net income and other comprehensive income: (1) in a single continuous financial statement, statement of comprehensive income or (2) in two separate but consecutive financial statements, consisting of an income statement followed by a separate statement of other comprehensive income. The guidance requires retrospective application, and it is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, with early adoption permitted. The Company adopted the new standard from January 1, 2012 and presents single continuous financial statement, statement of comprehensive income.

In September 2011, the FASB amended the guidance on the annual testing of goodwill for impairment. The amended guidance will allow companies to assess qualitative factors to determine if it is more likely than not that goodwill might be impaired and whether it is necessary to perform the two-step goodwill impairment test required under current accounting standards. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, with early adoption permitted. The Company did not apply this guidance in 2012.

GENERAL (Tables)	12 Months Ended
Dec. 31, 2012
GENERAL [Abstract]
Schedule of Loss from Discontinued Operations

Period ended August 1, 2012

Revenues	3
Cost of revenues	143

Gross loss	(140)
Operating expenses:
Sales and marketing	60
General and administrative	181
Impairment of goodwill and intangible asset	348

Operating income (loss)	(729)

Financial expense, net	18
Tax benefit	-

Net income (loss)	(747)
(*)	As a result of the partnership's sale a loss was recorded in the amount of $ 248, and consider to be a loss on discontinued operation.
**)	Cash flow from discontinued operation was immaterial and as such no discontinued operation presented on the cash flow statement.

Schedule of Assets Acquired and Liabilities Assumed
Working capital	$27
Property and equipment	112
Customer list	1,364
Goodwill	1,669
Accrued severance pay, net	(23)
Employees accruals	(24)
$3,125

SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Annual Depreciation Rates

%

Installed products	20-33
Computers and electronic equipment	10 - 33 (mainly 33)
Office furniture and equipment	6 - 15
Motor vehicles	15 - 20 (mainly 20)
Network installation	10 - 33
Buildings	6.67
Leasehold improvements	Over the term of the lease including the option term

Schedule of Changes in Product Liabilities

	Year ended December 31,
	2012	2011

Balance, beginning of the year	$690	$604
Warranties issued during the year	521	548
Settlements made during the year	(387)	(278)
Expirations	(174)	(150)
Foreign currency translation adjustment	11	(34)

Balance end of year	$661	$690

Schedule of Fair Value Assumptions

	Year ended December 31,
	2012	2011	2010

Risk free interest rate	-	2%	1.13%
Dividend yield	-	0%	0%
Expected volatility	-	75%	76%
Expected term (in years)	-	5	5
Forfeiture rate	-	2%	6%

OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Other Accounts Receivable and Prepaid Expenses

	December 31,
	2012	2011

Government authorities	$366	$200
Employees	113	91
Prepaid expenses	1,294	1,258
Nehoray (1)	84	171
Foreign currency derivatives	24	-
Others	188	226

	$2,069	$1,946

(1)	The balance as of December 31, 2011 and 2012, in the amounts of $ 171 and $ 84 respectively, are receivable from Nehoray in accordance to the loan sold (see note 1j)

INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Inventory

	December 31,
	2012	2011

Raw materials	$2,060	$2,637
Work in process	135	24
Finished goods	1,787	1,806

	$3,982	$4,467

PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Property and Equipment

	December 31,
	2012	2011
Cost:

Installed products	$4,640	$5,111
Computers and electronic equipment	6,831	6,252
Office furniture and equipment	756	1,009
Motor vehicles	11,412	12,243
Network installation	4,228	4,164
Buildings	510	499
Leasehold improvements	1,460	1,273

	29,837	30,551

Accumulated depreciation:

Installed products	3,786	4,170
Computers and electronic equipment	5,534	5,241
Office furniture and equipment	528	577
Motor vehicles	4,732	5,142
Network installation	3,973	3,837
Buildings	46	35
Leasehold improvements	874	710

	19,473	19,712

Depreciated cost	$10,364	$10,839

INVESTMENT AND LONG TERM LOANS TO AFFILIATE (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Investment in Affiliate

	December 31,
	2012	2011

Invested in equity	$3,830	$3,830
Accumulated foreign currency translation differences	(153)	(96)
Accumulated net loss	(3,430)	(3,468)

Total investment in affiliate	$247	$266

OTHER INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Other Intangible Assets

	December 31,
	2012	2011
Cost:
Patents	$639	$639
Developed technology	4,890	4,890
Customer related intangible	16,947	15,321
Brand name	4,514	4,462

	26,990	25,312
Accumulated amortization:
Patents	639	639
Developed technology (see note 2i)	4,890	4,708
Customer related intangible	15,514	13,745
Brand name	3,705	3,190

	24,748	22,282

Amortized cost	$2,242	$3,030

Schedule of Estimated Amortization Expenses

December 31,

2013	751
2014	465
2015	427
2016	376
2017	223

2,242

GOODWILL (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Goodwill

	December 31,
	2012	2011

Goodwill, beginning of the year	$44,493	$53,926
Additions in respect of acquisitions	1,972	-
Impairment of Goodwill (see note 2g and 1k)	(297)	(6,216)
Foreign currency translation adjustments	1,022	(3,217)

Goodwill, end of year	$47,190	$44,493

SHORT-TERM BANK CREDIT AND CURRENT MATURITIES OF LONG-TERM LOANS FROM BANKS, SHAREHOLDERS AND OTHERS (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Short-Term Bank Credit

	Interest rate		December 31,
	2012	2011	2012	2011
	%
Short-term bank credit and loans:
In USD	3 - 4	3 - 4	$1,566	$1,901
In, or linked to, dollars	LIBOR + 4.25	LIBOR + 4.25	500	500
In Other currencies			20	-

			2,086	2,401
Current maturities of long-term loans from banks, shareholders and others:
In, or linked to, dollars	LIBOR + 2	LIBOR + 2	800	800
In NIS linked to CPI	2.1-5.48	2.1-5.48	488	2,610
In NIS	5.45-7.39	4-7.39	4,371	6,054
In NIS - variable interest	Prime + 0.9%-1.4%	Prime + 0.95%	3,384	1,343

			9,043	10,807

			$11,129	$13,208

Unutilized credit lines			$6,485	$4,207

OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Other Accounts Payable and Accrued Expenses

	December 31,
	2012	2011

Employees and payroll accruals	$4,733	$4,256
Government authorities	416	1,027
Provision for warranty	446	463
Accrued expenses	1,564	1,283
Related party	52	52
Foreign currency derivatives	-	213
Others	40	146

	$7,251	$7,440

LONG-TERM LOANS FROM BANKS (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Long-Term Loans from Banks

	Interest rate		December 31,
	2012	2011	2012	2011
	%

In, or linked to, dollars (see c below )	LIBOR + 2	LIBOR + 2	$1,400	$2,200
In NIS linked to CPI	2.1-5.48	2.1-5.48	488	3,081
In NIS - variable interest	Prime + 0.9%-1.4%	Prime + 0.95%	9,432	2,552
In NIS	5.45-7.39	4-7.39	7,055	10,704

			18,375	18,537
Less - current maturities			9,031	10,789
Less - discount			5	33

			$9,339	$7,715

Schedule of Annual Maturities

2013 (current maturities)	$9,031
2014	5,401
2015	2,358
2016	1,585

$18,375

LONG-TERM LOANS FROM SHAREHOLDERS AND OTHERS (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Long-Term Loans from Shareholders and Others

	Interest rate		December 31,
	2012	2011	2012	2011
	%

In NIS linked to CPI (see c1 below)	4	4	$169	$157
In Euro (see c2 and c3 below)	2-16	2-16	31	67
In U.S. dollars (see c4 below)	-	-	737	737

			937	961
Less - current maturities			12	18

			$925	$943

Schedule of Annual Maturities of Long-Term Loans from Shareholders and Others

2013 (current maturities)	$12
2014	-
2015	-
2016	-
2017	-
Thereafter	925

$937

OTHER LONG-TERM LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Other Long-Term Liabilities

	December 31,
	2012	2011

Provision for warranty	$215	$226
Deferred taxes	3,405	2,471
Deferred revenues	145	198

	$3,765	$2,895

COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Minimum Annual Rental Payments
2013	$1,994
2014	1,589
2015	1,396
2016	899
2017	220

$6,098

EQUITY (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Stock Option Activity

	Year ended December 31,
	2012		2011		2010
		Weighted		Weighted		Weighted
		average		Average		average
	Amount	exercise	Amount	exercise	Amount	exercise
	of options	price	of options	price	of options	price

Options outstanding at beginning of year	321,016	$6.28	168,500	$3.49	189,125	$3.45
Granted	-	$-	256,984	$6.91	3,000	$7.00
Exercised	(1,500)	$3.14	(88,468)	$3.14	(18,250)	$3.14
Forfeited	(47,532)	$3.48	(16,000)	$4.46	(5,375)	$5.30

Options outstanding at end of year	271,984	$6.81	321,016	$6.28	168,500	$3.49

Options exercisable at end of year	158,824	$6.81	56,532	$3.68	131,125	$3.45

Summary of Information by Exercise Price Range

	Options outstanding			Options exercisable
Range of exercise price	Number outstanding at December 31, 2012	Weighted average remaining contractual life	Weighted average exercise price	Number exercisable at December 31, 2012	Weighted average exercise price
		Years

3.14	6,000	1.15	$3.14	4,250	$3.14
4.80	10,000	3.67	$4.80	2,500	$4.80
5.71	6,000	0.52	$5.71	6,000	$5.71
7.00	249,984	3.08	$7.00	146,074	$7.00

	271,984	3.01	$6.81	158,824	$6.81

NET EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Net Earnings (Loss) Per Share
	Year ended December 31,
	2012	2011	2010
Numerator:

Numerator for basic net earnings per share - Net income (loss) from continuing operations	$1,833	$(8,527)	$1,130
Effect of diluting securities	-	(33)	(69)

Numerator for diluted net earnings per share - Net income (loss) from continuing operations	$1,833	$(8,560)	$1,061

Denominator:

Denominator for basic net earnings per share - weighted-average number of shares outstanding (in thousands)	5,166	4,789	4,768
Effect of diluting securities (in thousands)	-	-	66

Denominator for diluted net earnings per share - adjusted weighted average shares and assumed exercises (in thousands)	5,166	4,789	4,834

Basic net earnings (loss) per share from continuing operations	$0.35	$(1.78)	$0.24

Diluted net earnings (loss) per share from continuing operations	$0.35	$(1.79)	$0.22

Segment, Discontinued Operations [Member]
Schedule of Net Earnings (Loss) Per Share

	Year ended December 31,
	2012	2011	2010
Numerator:

Numerator for basic net earnings per share - Net loss from discontinuing operations	$(630)	$-	$-
Effect of diluting securities	-	-	-

Numerator for diluted net earnings per share - Net loss from continuing operations	$(630)	$-	$-

Denominator:

Denominator for basic net earnings per share - weighted-average number of shares outstanding (in thousands)	5,166	-	-
Effect of diluting securities (in thousands)	-	-	-

Denominator for diluted net earnings per share - adjusted weighted average shares and assumed exercises (in thousands)	5,166	-	-

Basic net loss per share from discontinuing operations	$(0.12)	$-	$-

Diluted net loss per share from discontinuing operations	$(0.12)	$-	$-

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Income (Loss) Before Taxes on Income

	Year ended December 31,
	2012	2011	2010

Domestic	$4,145	$(2,556)	$6,681
Foreign	(690)	(1,913)	(2,041)

	$3,455	$(4,469)	$4,640

Schedule of Deferred Taxes

	December 31,
	2012	2011

Reserves and accruals	$615	$544
Carryforward tax losses	26,928	27,089
Other temporary differences	1,620	1,821

Total deferred tax assets before valuation allowance	$29,163	$29,454

Valuation allowance (3)	(26,095)	(26,786)

Net deferred tax assets	$3,068	$2,668

Goodwill	(6,244)	(4,906)
Other temporary differences	(227)	(233)

Total deferred tax liabilities	$(6,471)	$(5,139)

Total deferred tax assets (Liabilities)	$(3,405)	$(2,471)

Domestic	$(3,405)	$(2,471)
Foreign	-	-

	$(3,405)	$(2,471)

Schedule of Deferred Taxes Included in Balance Sheets

	December 31,
	2012	2011

Long-term Liabilities	$(3,405)	$(2,471)

	$(3,405)	$(2,471)

Schedule of Reconciling Items

	Year ended December 31,
	2012	2011	2010

Income (loss) before taxes, as reported in the consolidated statements of operations	$3,455	$(4,469)	$4,640

Statutory tax rate	25%	24%	25%

Theoretical tax expenses on the above amount at the Israeli statutory tax rate	$864	$(1,072)	$1,160
Tax adjustment in respect of different tax rates in subsidiaries and changes in tax rates	34	1,064	(83)
Operating carryforward losses for which a valuation allowance was provided	302	2,219	576
Realization of carryforward tax losses for which a valuation allowance was provided and change in valuation allowance in respect of deferred taxes	(501)	-	(78)
Nondeductible expenses and other permanent differences	160	172	(51)

	$861	$2,383	$1,524

Schedule of Components of Income Taxes

	Year ended December 31,
	2012	2011	2010

Current	$14	$5	$(61)
Deferred	847	2,378	1,585

	$861	$2,383	$1,524

Domestic	$847	$2,378	$1,585
Foreign	14	5	(61)

	$861	$2,383	$1,524

BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Balances and Transactions with Related Parties

a.	Balances with related parties:

	December 31,
	2012	2011
Other accounts payable and accrued expenses:

DBSI (see Note 14f(2))	$52	$52

b.	Transactions with related parties:

	Year ended December 31,
	2012	2011	2010

Sales to affiliate (see Note 1g)	$1,187	$1,611	$410
Management fees to DBSI (see Note 14f(2))	$180	$180	$180

SEGMENT, CUSTOMER AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Revenues by Geographical Area

		Year ended December 31,
		2012	2011	2010

1.	Revenues *):

	Israel	$60,423	$61,498	$53,574
	Latin America	12,611	12,856	11,483
	Europe	10,289	10,275	7,553
	Other	1,509	1,289	1,253

		$84,832	$85,918	$73,863

*)	Revenues are attributed to geographic areas based on the location of the end-customers.

Schedule of Long-Lived Assets by Geographical Area

		December 31,
		2012	2011	2010

2.	Long-lived assets:

	Israel	$58,200	$56,735	$70,166
	Argentina	1,203	1,179	1,356
	Mexico	386	445	156
	Other	7	3	-

		$59,796	$58,362	$71,678

Year 2012 [Member]
Schedule of Segment Results of Operations

	Cellocator segment	Pointer segment	Total

Segments revenues	$22,660	$68,540	$91,200
Intersegments revenues	(6,368)	-	(6,368)

Revenues from external customers	$16,292	$68,540	$84,832

Segments operating profit	$1,731	$3,015	$4,746

Segments assets	$12,522	$85,003	$97,525

Depreciation, amortization and impairment expenses	$561	$4,985	$5,546

Expenditures for assets	$156	$3,877	$4,033

Schedule of Segment Reconciliation
Segments operating income	$4,746
Intercompany losses on intersegment sales	342

Operating income	$5,088

Segments assets	$97,525
Intercompany elimination	(1,240)

Total assets	$96,285

Year 2011 [Member]
Schedule of Segment Results of Operations

	Cellocator segment	Pointer segment	Total

Segments revenues	$24,199	$68,709	$92,908
Intersegments revenues	(6,990)	-	(6,990)

Revenues from external customers	$17,209	$68,709	$85,918

Segments operating profit (loss)	$(5,366)	$2,512	$(2,854)

Segments assets	$16,780	$74,146	$90,926

Depreciation, amortization and impairment expenses	$8,224	$4,486	$12,710

Expenditures for assets	$247	$4,198	$4,445

Schedule of Segment Reconciliation
Segments operating income	$(2,854)
Intercompany losses on intersegment sales	241

Operating income	$(2,613)

Segments assets	$90,926
Intercompany elimination	(1,588)

Total assets	$89,338

Year 2010 [Member]
Schedule of Segment Results of Operations

	Cellocator segment	Pointer segment	Total

Segments revenues	$23,533	$58,627	$82,160
Intersegments revenues	(8,297)	-	(8,297)

Revenues from external customers	$15,236	$58,627	$73,863

Segments operating profit	$2,839	$3,898	$6,737

Segments assets	$25,163	$80,112	$105,275

Depreciation and amortization expenses	$1,360	$4,208	$5,568

Expenditures for assets	$471	$4,010	$4,481

Schedule of Segment Reconciliation
Segments operating income	$6,737
Intercompany income on intersegment sales	(100)

Operating income	$6,637

Segments assets	$105,275
Intercompany elimination	(1,845)

Total assets	$103,430

SELECTED STATEMENTS OF OPERATIONS DATA (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Selected Statements of Operations Data

		Year ended December 31,
		2012	2011	2010
a.	Financial expenses, net:

	Income:
	Interest on short-term bank deposits	$21	$15	$39
	Interest on long-term loans to affiliate	67	-	-
	Foreign currency transaction adjustments	138	-	-
	Other	-	14	38

		226	29	77
	Expenses:
	Bank charges and interest expenses	1,631	1,620	1,566
	Foreign currency transaction adjustments	171	93	191
	Interest on long-term loans to others	24	64	282
	Amortization of discount on long-term loans	-	-	-
	Interest on debenture	-	31	(6)
	Change in fair value of foreign currency forward contracts	-	-	20
	Other	28	-	-

		1,854	1,808	2,053

		$1,628	$1,779	$1,976

b.	Other expenses, net:

	Capital loss (gain)	$5	$(33)	$21
	Loss from sale of subsidiaries	-	110	-

		$5	$77	$21

GENERAL (Narrative) (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended											12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Shagrir Systems Limited [Member]	Dec. 31, 2012 Pointer Romania [Member]	Dec. 31, 2011 Pointer Romania [Member]	Sep. 30, 2008 Pointer Romania [Member]	Dec. 31, 2012 Pointer Mexico [Member]	Dec. 31, 2012 Pointer Brazil [Member]	Dec. 31, 2012 Car2go Ltd. [Member]	Feb. 28, 2012 Car2go Ltd. [Member] USD ($)	Dec. 31, 2012 Rider [Member] USD ($)	Dec. 31, 2011 Native Nehoray Limited [Member] ILS	Dec. 31, 2012 T.M.C. Transportation Limited [Member] USD ($)	Nov. 30, 2011 T.M.C. Transportation Limited [Member] ILS	Nov. 11, 2011 K.S. Operation Centers for Vehicles Ltd. [Member] ILS
Impairment of goodwill and intangible asset			$ 6,216													$ 348
Impairment of intangible assets			520
Percentage of share capital held, parent						54.48%				74.00%	48.00%
Percentage of share capital held, other							65.00%	50.00%		26.00%		51.00%		33.00%		51.00%
Percentage of share capital transferred								15.00%
Percentage of share capital after transfer												58.46%
Contingent ownership percentage												62.30%
Percentage of share capital that can be additionally acquired, parent											4.00%
Loan for business acquisition	12		18												4,779		2,500	12,000
Cash paid for business acquisition													3,000		1,293
Number of shares acquired													3,087
Interest rate on related party loan									2.00%								4.00%
Goodwill	304
Impairment loss on loan														489
Loss from sale of subsidiaries	248		110	393
Proceeds from sale of business		1

GENERAL (Schedule of Loss from Discontinued Operations) (Details) In Thousands, unless otherwise specified	12 Months Ended				3 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS	Dec. 31, 2010 USD ($)	Sep. 30, 2012 Segment, Discontinued Operations [Member] USD ($)	Dec. 31, 2012 Segment, Discontinued Operations [Member] USD ($)
Revenues	$ 84,832	$ 85,918		$ 73,863	$ 3
Cost of revenues	56,742	57,030		46,417	143
Gross profit (loss)	28,090	28,888		27,446	(140)
Operating expenses:
Selling and marketing	9,067	8,932		7,441	60
General and administrative	9,232	11,450		9,062	181
Impairment of goodwill and intangible asset		6,216			348	297
Operating income (loss)	5,088	(2,613)		6,637	(729)
Financial expenses, net	1,628	1,779		1,976	18
Taxes on income	861	2,383		1,524
Net income (loss)	1,637	(8,486)		1,958	(747)
Loss from sale of subsidiaries	$ 248	$ 110	393

GENERAL (Schedule of Assets Acquired and Liabilities Assumed) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Working capital	$ 27
Property and equipment	112
Customer list	1,364
Goodwill	1,669
Accrued severance pay, net	(23)
Employee accruals	(24)
Purchase of activity	$ 3,125

SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended										1 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2011 ILS	Dec. 31, 2012 Cellocator [Member] USD ($)	Dec. 31, 2011 Cellocator [Member] USD ($)	Dec. 31, 2010 Cellocator [Member] USD ($)	Dec. 31, 2012 Level 2 [Member] USD ($)	Dec. 31, 2011 Level 2 [Member] USD ($)	Jan. 31, 2012 Shagrir Systems Limited [Member]	Jul. 31, 2011 Shagrir Systems Limited [Member]	Dec. 31, 2012 Brand name [Member] USD ($)	Dec. 31, 2011 Brand name [Member] USD ($)	Dec. 31, 2012 Brand name [Member] Minimum [Member]	Dec. 31, 2012 Brand name [Member] Maximum [Member]	Dec. 31, 2012 Customer related intangible [Member] USD ($)	Dec. 31, 2011 Customer related intangible [Member] USD ($)	Dec. 31, 2012 Customer related intangible [Member] Minimum [Member]	Dec. 31, 2012 Customer related intangible [Member] Maximum [Member]	Dec. 31, 2012 Developed technology [Member] USD ($)	Dec. 31, 2011 Developed technology [Member] USD ($)	Dec. 31, 2011 Developed technology [Member] Cellocator [Member] USD ($)	Dec. 31, 2012 Patents [Member] USD ($)	Dec. 31, 2011 Patents [Member] USD ($)
Write-off of inventories	$ 337	$ 304	$ 185
Impairment of goodwill and intangible asset		6,216																					520
Projected net cash flows		5 years
Discount rate		17.00%
Long-term growth rate		3.00%
Intangible assets, amortization period															2 years	9 years			5 years	9 years	5 years			8 years
Cost	26,990	25,312											4,514	4,462			16,947	15,321			4,890	4,890	701	639	639
Intangible assets, net of accumulated amortization																							181
Advertising expenses	1,071	992	813
Anti-dilutive securities	0	41,375	0
Stock-based compensation expense	265	515	121
Percentage of share capital held, parent											54.48%	55.99%
Options exercised	1,500	88,468	18,250								2,480	903
Severance expenses	952	1,297	352
Bad debt expense	209	206	156
Goodwill	47,190	44,493	53,926			2,534	2,534	8,750
Forward exchange contracts				1,768	13,951				24	(213)
Forward exchange contracts, consideration	450	3,860
Foreign currency forward contracts	24	(213)
Net earnings on derivative instruments to be reclassified during the next twelve months	$ 24

SIGNIFICANT ACCOUNTING POLICIES (Schedule of Annual Depreciation Rates) (Details)	Dec. 31, 2012
Installed products [Member] | Minimum [Member]
Annual depreciation rate	20.00%
Installed products [Member] | Maximum [Member]
Annual depreciation rate	33.00%
Computers and electronic equipment [Member] | Minimum [Member]
Annual depreciation rate	10.00%
Computers and electronic equipment [Member] | Maximum [Member]
Annual depreciation rate	33.00%
Office furniture and equipment [Member] | Minimum [Member]
Annual depreciation rate	6.00%
Office furniture and equipment [Member] | Maximum [Member]
Annual depreciation rate	15.00%
Motor vehicles [Member] | Minimum [Member]
Annual depreciation rate	15.00%
Motor vehicles [Member] | Maximum [Member]
Annual depreciation rate	20.00%
Network installation [Member] | Minimum [Member]
Annual depreciation rate	10.00%
Network installation [Member] | Maximum [Member]
Annual depreciation rate	33.00%
Buildings [Member]
Annual depreciation rate	6.67%

SIGNIFICANT ACCOUNTING POLICIES (Schedule of Changes in Product Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Balance, beginning of the year	$ 690	$ 604
Warranties issued during the year	521	548
Settlements made during the year	387	278
Expirations	174	150
Foreign currency translation adjustment	11	(34)
Balance end of year	$ 661	$ 690

SIGNIFICANT ACCOUNTING POLICIES (Schedule of Fair Value Assumptions) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Risk free interest rate	0.00%	2.00%	1.13%
Dividend yield	0.00%	0.00%	0.00%
Expected volatility	0.00%	75.00%	76.00%
Expected term	0 years	5 years	5 years
Forfeiture rate	0.00%	2.00%	6.00%

OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Government authorities	$ 366		$ 200
Employees	113		91
Prepaid expenses	1,294		1,258
Nehoray	84	[1]	171	[1]
Foreign currency derivatives	24
Others	188		226
Other accounts receivable and prepaid expenses	$ 2,069		$ 1,946

[1]	The balance as of December 31, 2011 and 2012, in the amounts of $171 and $84 respectively, are receivable from Nehoray in accordance to the loan sold (see note 1j)

INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Raw materials	$ 2,060	$ 2,637
Work in process	135	24
Finished goods	1,787	1,806
Total inventory	$ 3,982	$ 4,467

PROPERTY AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cost	$ 29,837	$ 30,551
Accumulated depreciation	19,473	19,712
Depreciated cost	10,364	10,839
Depreciation expenses	3,030	3,174	2,815
Installed products [Member]
Cost	4,640	5,111
Accumulated depreciation	3,786	4,170
Computers and electronic equipment [Member]
Cost	6,831	6,252
Accumulated depreciation	5,534	5,241
Office furniture and equipment [Member]
Cost	756	1,009
Accumulated depreciation	528	577
Motor vehicles [Member]
Cost	11,412	12,243
Accumulated depreciation	4,732	5,142
Network installation [Member]
Cost	4,228	4,164
Accumulated depreciation	3,973	3,837
Buildings [Member]
Cost	510	499
Accumulated depreciation	46	35
Leasehold improvements [Member]
Cost	1,460	1,273
Accumulated depreciation	$ 874	$ 710

INVESTMENT AND LONG TERM LOANS TO AFFILIATE (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total investment in affiliate	$ 814	$ 266
Assets	96,285	89,338	103,430
Net income (loss)	1,637	(8,486)	1,958
Pointer Brazil [Member]
Percentage of share capital held, parent	48.00%
Percentage of share capital that can be additionally acquired, parent	4.00%
Invested in equity	3,830	3,830
Accumulated foreign currency translation differences	(153)	(96)
Accumulated net loss	(3,430)	(3,468)
Total investment in affiliate	247	266
Assets	5,991
Liabilities	4,586
Net income (loss)	243
Receivable from related party	567
Pointer Brazil [Member] | Loan One [Member]
Receivable from related party	434
Loans to related party, interest rate	21.00%
Pointer Brazil [Member] | Loan Two [Member]
Receivable from related party	$ 286
Loans to related party, interest rate	6.00%

OTHER INTANGIBLE ASSETS, NET (Schedule of Other Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Cost	$ 26,990	$ 25,312
Accumulated amortization	24,748	22,282
Amortized cost	2,242	3,030
Patents [Member]
Cost	639	639
Accumulated amortization	639	639
Developed technology [Member]
Cost	4,890	4,890
Accumulated amortization	4,890	4,708
Customer related intangible [Member]
Cost	16,947	15,321
Accumulated amortization	15,514	13,745
Brand name [Member]
Cost	4,514	4,462
Accumulated amortization	$ 3,705	$ 3,190

OTHER INTANGIBLE ASSETS, NET (Schedule of Estimated Amortization Expenses) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Amortization and impairment expenses, continuing operations	$ 2,172	$ 3,319	$ 2,753
Amortization and impairment expenses, discontinued operations	349
2013	751
2014	465
2015	427
2016	376
2017	223
Amortized cost	$ 2,242	$ 3,030

GOODWILL (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Segment, Discontinued Operations [Member]	Dec. 31, 2012 Segment, Discontinued Operations [Member]	Dec. 31, 2012 Cellocator [Member]	Dec. 31, 2011 Cellocator [Member]	Dec. 31, 2010 Cellocator [Member]	Dec. 31, 2012 Pointer [Member]	Dec. 31, 2011 Pointer [Member]
Goodwill, beginning of the year	$ 44,493	$ 53,926				$ 2,534	$ 2,534	$ 8,750	$ 44,656	$ 41,959
Additions in respect of acquistions	1,972
Impairment of Goodwill (see note 2g and 1k)		(6,216)		(348)	(297)
Foreign currency translation adjustments	1,022	(3,217)
Goodwill, end of year	$ 47,190	$ 44,493	$ 53,926			$ 2,534	$ 2,534	$ 8,750	$ 44,656	$ 41,959

SHORT-TERM BANK CREDIT AND CURRENT MATURITIES OF LONG-TERM LOANS FROM BANKS, SHAREHOLDERS AND OTHERS (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 In USD [Member] USD ($)	Dec. 31, 2011 In USD [Member] USD ($)	Dec. 31, 2012 In USD [Member] Minimum [Member] Short-term Debt [Member]	Dec. 31, 2011 In USD [Member] Minimum [Member] Short-term Debt [Member]	Dec. 31, 2012 In USD [Member] Maximum [Member] Short-term Debt [Member]	Dec. 31, 2011 In USD [Member] Maximum [Member] Short-term Debt [Member]	Dec. 31, 2012 In Or Linked To Dollars [Member] USD ($)	Dec. 31, 2011 In Or Linked To Dollars [Member] USD ($)	Dec. 31, 2012 In Or Linked To Dollars [Member] Short-term Debt [Member]	Dec. 31, 2011 In Or Linked To Dollars [Member] Short-term Debt [Member]	Dec. 31, 2012 In Or Linked To Dollars [Member] Long-term Debt [Member]	Dec. 31, 2011 In Or Linked To Dollars [Member] Long-term Debt [Member]	Dec. 31, 2012 In NIS linked to CPI [Member] ILS	Dec. 31, 2011 In NIS linked to CPI [Member] ILS	Dec. 31, 2012 In NIS linked to CPI [Member] Minimum [Member] Long-term Debt [Member]	Dec. 31, 2011 In NIS linked to CPI [Member] Minimum [Member] Long-term Debt [Member]	Dec. 31, 2012 In NIS linked to CPI [Member] Maximum [Member] Long-term Debt [Member]	Dec. 31, 2011 In NIS linked to CPI [Member] Maximum [Member] Long-term Debt [Member]	Dec. 31, 2012 In NIS [Member] ILS	Dec. 31, 2011 In NIS [Member] ILS	Dec. 31, 2012 In NIS [Member] Debt With Variable Interest Rate [Member] ILS	Dec. 31, 2011 In NIS [Member] Debt With Variable Interest Rate [Member] ILS	Dec. 31, 2012 In NIS [Member] Minimum [Member] Long-term Debt [Member]	Dec. 31, 2011 In NIS [Member] Minimum [Member] Long-term Debt [Member]	Dec. 31, 2012 In NIS [Member] Minimum [Member] Debt With Variable Interest Rate [Member]	Dec. 31, 2012 In NIS [Member] Maximum [Member] Long-term Debt [Member]	Dec. 31, 2011 In NIS [Member] Maximum [Member] Long-term Debt [Member]	Dec. 31, 2012 In NIS [Member] Maximum [Member] Debt With Variable Interest Rate [Member]	Dec. 31, 2012 In EURO [Member] USD ($)	Dec. 31, 2012 In EURO [Member] Minimum [Member]	Dec. 31, 2011 In EURO [Member] Minimum [Member]	Dec. 31, 2012 In EURO [Member] Maximum [Member]	Dec. 31, 2011 In EURO [Member] Maximum [Member]	Dec. 31, 2011 In Other Currencies [Member] USD ($)
Interest rate					3.00%	3.00%	4.00%	4.00%							4.00%	4.00%	2.10%	2.10%	5.48%	5.48%					5.45%	4.00%		7.39%	7.39%			2.00%	2.00%	16.00%	16.00%
Percentage over LIBOR											4.25%	4.25%	2.00%	2.00%
Percentage over Prime																								0.95%			0.90%			1.40%
Short-term bank credit	$ 2,086	$ 2,401	$ 1,566	$ 1,901					$ 500	$ 500																					$ 20
Current maturities of long-term loans from banks	9,043	10,807							800	800					488	2,610					4,371	6,054	3,384	1,343
Total current debt	11,129	13,208
Unutilized credit lines	$ 6,485	$ 4,207

OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Employee and payroll accruals	$ 4,733	$ 4,256
Government authorities	416	1,027
Provision for warranty	446	463
Accrued expenses	1,564	1,283
Related party	52	52
Foreign currency derivatives		213
Others	40	146
Other current liabilities	$ 7,251	$ 7,440

LONG-TERM LOANS FROM BANKS (Schedule of Long-Term Loans from Banks) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 In Or Linked To Dollars [Member] USD ($)	Dec. 31, 2011 In Or Linked To Dollars [Member] USD ($)	Dec. 31, 2012 In Or Linked To Dollars [Member] Long-term Debt [Member]	Dec. 31, 2011 In Or Linked To Dollars [Member] Long-term Debt [Member]	Dec. 31, 2012 In NIS linked to CPI [Member] ILS	Dec. 31, 2011 In NIS linked to CPI [Member] ILS	Dec. 31, 2012 In NIS linked to CPI [Member] Long-term Debt [Member] Minimum [Member]	Dec. 31, 2011 In NIS linked to CPI [Member] Long-term Debt [Member] Minimum [Member]	Dec. 31, 2012 In NIS linked to CPI [Member] Long-term Debt [Member] Maximum [Member]	Dec. 31, 2011 In NIS linked to CPI [Member] Long-term Debt [Member] Maximum [Member]	Dec. 31, 2012 In NIS [Member] ILS	Dec. 31, 2011 In NIS [Member] ILS	Dec. 31, 2012 In NIS [Member] Long-term Debt [Member] Minimum [Member]	Dec. 31, 2011 In NIS [Member] Long-term Debt [Member] Minimum [Member]	Dec. 31, 2012 In NIS [Member] Long-term Debt [Member] Maximum [Member]	Dec. 31, 2011 In NIS [Member] Long-term Debt [Member] Maximum [Member]	Dec. 31, 2012 In NIS [Member] Debt With Variable Interest Rate [Member] ILS	Dec. 31, 2011 In NIS [Member] Debt With Variable Interest Rate [Member] ILS	Dec. 31, 2012 In NIS [Member] Debt With Variable Interest Rate [Member] Minimum [Member]	Dec. 31, 2012 In NIS [Member] Debt With Variable Interest Rate [Member] Maximum [Member]
Percentage over LIBOR					2.00%	2.00%
Percentage over Prime																				0.95%	0.90%	1.40%
Interest rate							4.00%	4.00%	2.10%	2.10%	5.48%	5.48%			5.45%	4.00%	7.39%	7.39%
Long-term debt	$ 18,375	$ 18,537	$ 1,400	$ 2,200			488	3,081					7,055	10,704					9,432	2,552
Less - current maturities	9,031	10,789
Less - discount	5	33
Long-term loans from banks	$ 9,339	$ 7,715

LONG-TERM LOANS FROM BANKS (Schedule of Annual Maturities of Long-Term Loans From Banks) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
2013 (current maturities)	$ 9,031
2014	5,401
2015	2,358
2016	1,585
Long-term loans from banks	$ 18,375	$ 18,537

LONG-TERM LOANS FROM BANKS (Narrative) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Credit facility [Member] ILS	Dec. 31, 2012 Company and its subsidiaries [Member]	Dec. 31, 2011 Company and its subsidiaries [Member]	Dec. 31, 2010 Company and its subsidiaries [Member]
Minimum ratio of shareholders' equity to consolidated assets	20.00%
Minimum shareholders' equity	$ 20,000			50,000
Maximum debt ratio	2.5	2.5	2.5	5.5	4	4	4
Minimum ratio of annual EBITDA to current maturities				1.00%

LONG-TERM LOANS FROM SHAREHOLDERS AND OTHERS (Schedule of Long-Term Loans from Shareholders and Others) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 In NIS linked to CPI [Member] ILS	Dec. 31, 2011 In NIS linked to CPI [Member] ILS	Dec. 31, 2012 In EURO [Member] EUR (€)	Dec. 31, 2011 In EURO [Member] EUR (€)	Dec. 31, 2012 In EURO [Member] Minimum [Member]	Dec. 31, 2011 In EURO [Member] Minimum [Member]	Dec. 31, 2012 In EURO [Member] Maximum [Member]	Dec. 31, 2011 In EURO [Member] Maximum [Member]	Dec. 31, 2012 In USD [Member] USD ($)	Dec. 31, 2011 In USD [Member] USD ($)
Interest rate			4.00%	4.00%			2.00%	2.00%	16.00%	16.00%
Long-term loans	$ 937	$ 961	169	157	€ 31	€ 67					$ 737	$ 737
Less - current maturities	12	18
Long-term loans from shareholders and others	$ 925	$ 943

LONG-TERM LOANS FROM SHAREHOLDERS AND OTHERS (Schedule of Annual Maturities of Long-Term Loans From Shareholders and Others) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
2013 (current maturities)	$ 9,031
2014	5,401
2015	2,358
2016	1,585
Long-term loans	937	961
Shareholders and Others [Member]
2013 (current maturities)	12
2014
2015
2016
2017
Thereafter	925
Long-term loans	$ 937

LONG-TERM LOANS FROM SHAREHOLDERS AND OTHERS (Narrative) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2005 Pointer Mexico [Member] USD ($)	Dec. 31, 2012 Pointer Romania [Member] USD ($)	Sep. 30, 2008 Pointer Romania [Member] EUR (€)	Oct. 31, 2008 Minimum [Member] Pointer Romania [Member]	Oct. 31, 2008 Maximum [Member] Pointer Romania [Member]	Dec. 31, 2012 In NIS linked to CPI [Member] ILS	Dec. 31, 2011 In NIS linked to CPI [Member] ILS	Dec. 31, 2009 In NIS linked to CPI [Member] USD ($)	Dec. 31, 2012 In EURO [Member] EUR (€)	Dec. 31, 2011 In EURO [Member] EUR (€)	Dec. 31, 2012 In EURO [Member] Minimum [Member]	Dec. 31, 2011 In EURO [Member] Minimum [Member]	Dec. 31, 2012 In EURO [Member] Maximum [Member]	Dec. 31, 2011 In EURO [Member] Maximum [Member]
Loan face amount			$ 737		€ 25,000					$ 140
Interest rate					2.00%	8.00%	16.00%	4.00%	4.00%				2.00%	2.00%	16.00%	16.00%
Long-term loans	937	961						169	157		31	67
Repayment of debt				$ 14,659

OTHER LONG-TERM LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Provision for warranty	$ 215	$ 226
Deferred taxes	3,405	2,471
Deferred revenues	145	198
Other long-term liabilities	$ 3,765	$ 2,895

COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2008	Dec. 31, 2012 Shagrir Systems Limited [Member] USD ($)	Dec. 31, 2012 Shagrir Systems Limited [Member] ILS	Dec. 31, 2011 Shagrir Systems Limited [Member] USD ($)
Bank guarantee	$ 255						$ 1,761
Restricted cash	108	123
Royalty percentage	5.00%
Accrued royalties	2,444
Rent expenses	2,249	2,626	2,308
Amount of claim					133
Recovery rate percentage	75.00%
Annual management fee	180	180	180			1,000
Annual management fee, amount company pays						120
Agreement term				5 years

COMMITMENTS AND CONTINGENT LIABILITIES (Schedule of Minimum Annual Rental Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
2013	$ 1,994
2014	1,589
2015	1,396
2016	899
2017	220
Total minimum annual rental payments	$ 6,098

EQUITY (Narrative) (Details) (USD $)	1 Months Ended										12 Months Ended
	Jul. 26, 2012	Jun. 19, 2012	Aug. 31, 2011	Jan. 31, 2011	Oct. 13, 2010	Mar. 24, 2010	Feb. 25, 2009	Jul. 18, 2008	Apr. 02, 2007	Jan. 31, 2007	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Proceeds from issuance of shares	$ 1,867,000	$ 147,500
Shares sold	644,034	50,000						140,056	805,000	425,000
Shares sold, price per share	$ 2.9	$ 2.95								$ 11
Number of shares authorized by warrant									402,500	212,500
Exercise price of warrant									12.6	13
Warrant term									5 years
Grant period											5 years
Vesting period			4 years	3 years	3 years		4 years				4 years
Options available for grant											432,712
Options granted, weighted-average grant date fair value												$ 6.91	$ 3.86
Options vested, weighted-average grant date fair value											504,000
Unrecognized compensation costs											87,000
Unrecognized compensation costs, recognition period											1 year 1 month 10 days
Number of shares to be converted							15,000
Options granted			10,000	246,984	3,000	40,000	166,750
Exercise price			$ 4.8	$ 7	$ 7	$ 3.14	$ 3.14
Amortization of stock compensation						23,000					265,000	515,000	121,000
Dividends to non-controlling interests											1,215,000	1,595,000	2,250,000
Minimum [Member]
Exercise price							$ 7.01
Maximum [Member]
Exercise price							$ 11.24
Shagrir Systems Limited [Member]
Ownership interest											54.48%
Dividends											2,669,000
Dividends to non-controlling interests											$ 1,215,000
DBSI [Member]
Number of shares acquired		2,237,191
Ownership interest	49.86%	45.55%

EQUITY (Schedule of Stock Option Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Amount of options
Options outstanding at beginning of year	321,016	168,500	189,125
Granted		256,984	3,000
Exercised	(1,500)	(88,468)	(18,250)
Forfeited	(47,532)	(16,000)	(5,375)
Options outstanding at end of year	271,984	321,016	168,500
Options exercisable at end of year	158,824	56,532	131,125
Vested and expected to vest	271,984
Weighted-average exercise price
Options outstanding at beginning of year	$ 6.28	$ 3.49	$ 3.45
Granted	$ 0	$ 6.91	$ 7
Exercised	$ 3.14	$ 3.14	$ 3.14
Forfeited	$ 3.48	$ 4.46	$ 5.3
Options outstanding at end of year	$ 6.81	$ 6.28	$ 3.49
Options exercisable at end of year	$ 6.81	$ 3.68	$ 3.45
Vested and expected to vest	$ 6.81
Weighted-average remaining contractual term
Options outstanding at end of year	3 years 4 days
Options exercisable at end of year	2 years 11 months 9 days
Vested and expected to vest	3 years 4 days
Aggregate intrinsic value
Options outstanding at end of year
Options exercisable at end of year
Vested and expected to vest

EQUITY (Schedule of Information by Exercise Price Range) (Details) (USD $)	1 Months Ended					12 Months Ended
	Aug. 31, 2011	Jan. 31, 2011	Oct. 13, 2010	Mar. 24, 2010	Feb. 25, 2009	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Options outstanding						271,984	321,016	168,500	189,125
Options outstanding, weighted average remaining contractual life						3 years 4 days
Options outstanding, weighted average exercise price						$ 6.81	$ 6.28	$ 3.49	$ 3.45
Options exercisable						158,824	56,532	131,125
Options exercisable, weighted average exercise price						$ 6.81	$ 3.68	$ 3.45
Minimum exercise price	$ 4.8	$ 7	$ 7	$ 3.14	$ 3.14
3.14 [Member]
Options outstanding						6,000
Options outstanding, weighted average remaining contractual life						1 year 1 month 24 days
Options outstanding, weighted average exercise price						$ 3.14
Options exercisable						4,250
Options exercisable, weighted average exercise price						$ 3.14
Minimum exercise price						$ 3.41
4.80 [Member]
Options outstanding						10,000
Options outstanding, weighted average remaining contractual life						3 years 8 months 1 day
Options outstanding, weighted average exercise price						$ 4.8
Options exercisable						2,500
Options exercisable, weighted average exercise price						$ 4.8
Minimum exercise price						$ 4.8
5.71 [Member]
Options outstanding						6,000
Options outstanding, weighted average remaining contractual life						6 months 7 days
Options outstanding, weighted average exercise price						$ 5.71
Options exercisable						6,000
Options exercisable, weighted average exercise price						$ 5.71
Minimum exercise price						$ 5.71
7.00 [Member]
Options outstanding						249,984
Options outstanding, weighted average remaining contractual life						3 years 29 days
Options outstanding, weighted average exercise price						$ 7
Options exercisable						146,074
Options exercisable, weighted average exercise price						$ 7
Minimum exercise price						$ 7

NET EARNINGS (LOSS) PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income (loss) attributable to Pointer shareholders	$ 1,833	$ (8,527)	$ 1,130
Effect of diluting securities		(33)	(69)
Numerator for diluted net earnings per share - Net income (loss)	1,833	(8,560)	1,061
Denominator for basic net earnings per share - weighted-average number of shares outstanding	5,166,000	4,789,000	4,768,000
Effect of diluting securities			66,000
Denominator for diluted net earnings per share - adjusted weighted average shares and assumed exercises	5,166,000	4,789,000	4,834,000
Basic net earnings (loss) per share	$ 0.35	$ (1.78)	$ 0.24
Diluted net earnings (loss) per share	$ 0.35	$ (1.79)	$ 0.22
Segment, Discontinued Operations [Member]
Net income (loss) attributable to Pointer shareholders	(630)
Effect of diluting securities
Numerator for diluted net earnings per share - Net income (loss)	$ (630)
Denominator for basic net earnings per share - weighted-average number of shares outstanding	5,166,000
Effect of diluting securities
Denominator for diluted net earnings per share - adjusted weighted average shares and assumed exercises	5,166,000
Basic net earnings (loss) per share	$ (0.12)	$ 0	$ 0
Diluted net earnings (loss) per share	$ (0.12)	$ 0	$ 0

INCOME TAXES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Increase in deferred tax liabilities	$ 1,174
Carryforward tax losses	83,000
Capital loss	32,234
Pointer Argentina [Member]
Carryforward tax losses	1,102
Pointer Argentina [Member] | Minimum [Member]
Carryforward tax losses, expiration date	2014
Pointer Argentina [Member] | Maximum [Member]
Carryforward tax losses, expiration date	2016
Shagrir Systems Limited [Member]
Carryforward tax losses	14,608
Pointer Mexico [Member]
Carryforward tax losses	$ 7,694
Pointer Mexico [Member] | Minimum [Member]
Carryforward tax losses, expiration date	2014
Pointer Mexico [Member] | Maximum [Member]
Carryforward tax losses, expiration date	2022

INCOME TAXES (Schedule of Income (Loss) Before Taxes on Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Domestic	$ 4,145	$ (2,556)	$ 6,681
Foreign	(690)	(1,913)	(2,041)
Income (loss) before taxes on income	$ 3,455	$ (4,469)	$ 4,640

INCOME TAXES (Schedule of Deferred Taxes) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Reserves and accruals	$ 615	$ 544
Carryforward tax losses	26,928	27,089
Other temporary differences	1,620	1,821
Total deferred tax assets before valuation allowance	29,163	29,454
Valuation allowance	(26,095)	(26,786)
Net deferred tax assets	3,068	2,668
Goodwill	(6,244)	(4,906)
Other temporary differences	(227)	(233)
Total deferred tax liabilities	(6,471)	(5,139)
Total deferred tax assets (Liabilities)	(3,405)	(2,471)
Domestic	(3,405)	(2,471)
Foreign

INCOME TAXES (Schedule of Deferred Taxes Included in Balance Sheets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred taxes	$ (3,405)	$ (2,471)

INCOME TAXES (Schedule of Reconciling Items) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loss before taxes on income	$ 3,455	$ (4,469)	$ 4,640
Statutory tax rate	25.00%	24.00%	25.00%
Theoretical tax expenses on the above amount at the Israeli statutory tax rate	864	(1,072)	1,160
Tax adjustment in respect of different tax rates in sudsidiares and changes in tax rates	34	1,064	(83)
Operating carryforward losses for which a valuation allowance was provided	302	2,219	576
Realization of carryforward tax losses for which a valuation allowance was provided and change in valuation allowance in respect of deferred taxes	(501)		(78)
Nondeductible expenses and other	160	172	(51)
Total taxes on income	$ 861	$ 2,383	$ 1,524

INCOME TAXES (Schedule of Components of Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current	$ 14	$ 5	$ (61)
Deferred	847	2,378	1,585
Domestic	847	2,378	1,585
Foreign	14	5	(61)
Taxes on income	$ 861	$ 2,383	$ 1,524

BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
DBSI (see Note 14f(2))	$ 52	$ 52
Sales to affiliate (see Note 1g)	1,187	1,611	410
Management fees to DBSI (see Note 14f(2))	$ 180	$ 180	$ 180

SEGMENT, CUSTOMER AND GEOGRAPHIC INFORMATION (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of segments	2
Services	$ 54,430	$ 54,778	$ 48,448
Pointer [Member]
Services	$ 54,306	$ 54,681	$ 48,334

SEGMENT, CUSTOMER AND GEOGRAPHIC INFORMATION (Schedule of Segment Results of Operations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segments revenues	$ 91,200	$ 92,908	$ 82,160
Intersegments revenues	(6,368)	(6,990)	(8,297)
Total revenues	84,832	85,918	73,863
Segments operating profits (loss)	4,746	(2,854)	6,737
Segments assets	97,525	90,926	105,275
Depreciation, amortization and impairment	5,546	12,710	5,568
Expenditures for assets	4,033	4,445	4,481
Cellocator [Member]
Segments revenues	22,660	24,199	23,533
Intersegments revenues	(6,368)	(6,990)	(8,297)
Total revenues	16,292	17,209	15,236
Segments operating profits (loss)	1,731	(5,366)	2,839
Segments assets	12,522	16,780	25,163
Depreciation, amortization and impairment	561	8,224	1,360
Expenditures for assets	156	247	471
Pointer [Member]
Segments revenues	68,540	68,709	58,627
Intersegments revenues
Total revenues	68,540	68,709	58,627
Segments operating profits (loss)	3,015	2,512	3,898
Segments assets	85,003	74,146	80,112
Depreciation, amortization and impairment	4,985	4,486	4,208
Expenditures for assets	$ 3,877	$ 4,198	$ 4,010

SEGMENT, CUSTOMER AND GEOGRAPHIC INFORMATION (Schedule of Segment Reconciliation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segments operating income	$ 4,746	$ (2,854)	$ 6,737
Intercompany (income) losses on intersegment sales	342	241	(100)
Operating income (loss)	5,088	(2,613)	6,637
Segments assets	97,525	90,926	105,275
Intercompany elimination	(1,240)	(1,588)	(1,845)
Total assets	$ 96,285	$ 89,338	$ 103,430

SEGMENT, CUSTOMER AND GEOGRAPHIC INFORMATION (Schedule of Revenues by Geographical Area) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenues	$ 84,832		$ 85,918		$ 73,863
Israel [Member]
Revenues	60,423	[1]	61,498	[1]	53,574	[1]
Latin America [Member]
Revenues	12,611	[1]	12,856	[1]	11,483	[1]
Europe [Member]
Revenues	10,289	[1]	10,275	[1]	7,553	[1]
Other [Member]
Revenues	$ 1,509	[1]	$ 1,289	[1]	$ 1,253	[1]

[1]	Revenues are attributed to geographic areas based on the location of the end customers.

SEGMENT, CUSTOMER AND GEOGRAPHIC INFORMATION (Schedule of Long-Lived Assets by Geographical Areas) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Long-lived assets	$ 59,796	$ 58,362	$ 71,678
Israel [Member]
Long-lived assets	58,200	56,735	70,166
Argentina [Member]
Long-lived assets	1,203	1,179	1,356
Mexico [Member]
Long-lived assets	386	445	156
Other [Member]
Long-lived assets	$ 7	$ 3

SELECTED STATEMENTS OF OPERATIONS DATA (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS	Dec. 31, 2010 USD ($)
Income:
Interest on short-term bank deposits	$ 21	$ 15		$ 39
Interest on long-term loans to affiliate	67
Foreign currency transaction adjustments	138
Other		14		38
Total financial income	226	29		77
Expenses:
Bank charges and interest expenses	1,631	1,620		1,566
Foreign currency transaction adjustments	171	93		191
Interest on long-term loans to others	24	64		282
Amortization of discount on long-term loans
Interest on debenture		31		(6)
Change in fair value of foreign currency forward contracts				20
Other	28
Total financial expenses	1,854	1,808		2,053
Financial expenses, net	1,628	1,779		1,976
Other expenses, net:
Capital loss (gain)	5	(33)		21
Loss from sale of subsidiaries	248	110	393
Total other income (expense)	$ (5)	$ (77)		$ (21)